UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Attractive Monthly Distributions and a Measure of Downside Protection from an Integrated Index Option and Equity Strategy

Semi-Annual Report

June 30, 2009

Nuveen Equity Premium Income Fund

JPZ

Nuveen Equity Premium Opportunity Fund

JSN

Nuveen Equity Premium Advantage Fund

JLA

Nuveen Equity Premium and Growth Fund

JPG

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Chairman's
Letter to Shareholders

Dear Shareholder,

The problems in the U.S. financial system and the slowdown in global economic activity continue to create a very difficult environment for the U.S. economy. The administration, the Federal Reserve System and Congress have initiated a variety of programs directed at restoring liquidity to the financial markets, providing financial support for critical financial institutions and stimulating economic activity. There are encouraging signs that these initiatives are beginning to have a constructive impact. It is not possible to predict whether the actions taken to date will be sufficient to restore more normal conditions in the financial markets or enable the economy to stabilize and set a course toward recovery. However, the speed and scope of the government's actions are very encouraging and, more importantly, reflect a commitment to act decisively to meet the economic challenges we face.

The performance information in the attached report reflects the impact of many forces at work in the equity and fixed-income markets. The comments by the portfolio managers describe the strategies being used to pursue your Fund's long-term investment goals. Parts of the financial markets continue to experience serious dislocations and thorough research and strong investment disciplines have never been more important in identifying risks and opportunities. I hope you will read this information carefully.

Your Board is particularly sensitive to our shareholders' concerns in these uncertain times. We believe that frequent and thorough communication is essential in this regard and encourage you to visit the Nuveen website: www.nuveen.com, for recent developments in all Nuveen funds. We also encourage you to communicate with your financial consultant for answers to your questions and to seek advice on your long-term investment strategy in the current market environment.

On behalf of myself and the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Nuveen Fund Board
August 24, 2009

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Equity Premium Income Fund (JPZ)
Nuveen Equity Premium Opportunity Fund (JSN)
Nuveen Equity Premium Advantage Fund (JLA)
Nuveen Equity Premium and Growth Fund (JPG)

These Funds feature portfolio management by Gateway Investment Advisers, LLC. J. Patrick Rogers and Kenneth H. Toft serve as co-portfolio managers for JSN and JLA; Patrick and Michael T. Buckius are co-portfolio managers for JPZ and JPG. Patrick joined Gateway in 1989. He has been President and a Director of Gateway since 1995 and is the firm's Chief Executive Officer. Ken joined Gateway in 1992 and has been a Vice President and Portfolio Manager since 1997. Mike joined Gateway in 1999 and is currently Senior Vice President and Portfolio Manager. Here they talk about their management strategy and the performance of the Funds for the six months ended June 30, 2009.

Over this period, what key strategies were used to manage the Funds?

The core strategy employed in JPZ, JSN, JLA and JPG consists of an investment in a broadly diversified portfolio of equity securities that seeks to substantially track the price movement of a stock market index or a custom blend of stock market indexes. The primary purpose of each equity portfolio is to support the index option-based risk management strategy employed by each Fund. The strategy remained consistent in each Fund throughout the six-month reporting period.

For JPZ and JPG, the equity portfolio seeks to track the price movements of the S&P 500 Index. The JSN equity portfolio is invested to replicate the price performance of a custom index consisting of 75% S&P 500 Index and 25% NASDAQ-100 Index; JLA seeks to replicate a 50/50 blend of the S&P 500 Index and the NASDAQ-100 Index. JPZ, JSN and JLA actively write (sell) listed index call options against their entire stock portfolios. JPG differs in that its index option hedging activity is applied to 80% of the value of the equity portfolio.

Nuveen Investments

  Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

  Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. For additional information, see the individual Performance Overview for your Fund in this report.

*  Six-month returns are cumulative; one-year returns are annualized.

1  The S&P 500 Index is an unmanaged Index generally considered representative of the U.S. Stock Market.

2  JSN's comparative index performance is a blended return consisting of: 1) 75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

3  JLA's comparative index performance is a blended return consisting of: 1) 50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ-100 Index.

How did the Funds perform over this six-month period?

The performance of JPZ, JSN, JLA and JPG, as well as comparative indexes, is presented in the accompanying table.

Average Annual Total Returns on Net Asset Value*

For periods ended 6/30/09

	Six-Months	One-year
JPZ	0.90%	-19.45%
S&P 500 Index[1]	3.16%	-26.21%
JSN	4.57%	-18.76%
Comparative Index[2]	7.66%	-24.49%
JLA	7.85%	-16.35%
Comparative Index[3]	12.28%	-22.81%
JPG	0.55%	-20.24%
S&P 500 Index[1]	3.16%	-26.21%

As shown in the accompanying performance table, the first six months of 2009 presented a very different market environment than the last six months of 2008. This can be seen in the six-month and one-year returns for both the Funds and the comparative indexes. For the six months ended June 30, 2009, the total return on net asset value for each Fund underperformed its respective comparative index. While the absolute one-year returns are negative, all four Funds did outperform their comparative index for the longer period.

Over the first six-months of 2009, all four Funds benefited from the increased level of volatility the market experienced during this period. Higher volatility translated directly into higher premiums received for the index call options sold by the Funds. This increased cash flow from writing call options served two important purposes: first, more cash was available to support the Funds' quarterly distributions, and second, the higher premiums received helped lower the overall risk profile of the Funds and helped mitigate the impact of equity portfolio losses, especially in the first quarter of 2009. The combination of a recovering equity market in the second quarter and continued strong cash flow from index option transactions supported the six-month returns reported by each Fund.

Nuveen Investments

Distribution and Share Price Information

The following information regarding your Fund's distributions is current as of June 30, 2009, and likely will vary over time based on each Fund's investment activities and portfolio investment value changes.

JPZ and JPG reduced their quarterly distributions to shareholders once over the six-month reporting period. Some of the factors affecting these distributions are summarized below.

Each Fund has a managed distribution program. The goal of this program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting the Fund's expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

•  Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund's past or future investment performance from its current distribution rate.

•  Actual returns will differ from projected long-term returns (and therefore a Fund's distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•  Each distribution is expected to be paid from some or all of the following sources:

•  net investment income (regular interest and dividends),

•  realized capital gains, and

•  unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•  A non-taxable distribution is a payment of a portion of a Fund's capital. When a Fund's returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund's return falls short of distributions, the shortfall will represent a portion of your original principal, unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when a Fund's total return exceeds distributions.

Nuveen Investments

•  Because distribution source estimates are updated during the year based on a Fund's performance and forecast for its current fiscal year (which is the calendar year for each Fund), estimates on the nature of your distributions provided at the time distributions are paid may differ from both the tax information reported to you in your Fund's IRS Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund's distributions and total return performance for the six months ended June 30, 2009. The distribution information is presented on a tax basis rather than on generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund's returns for the specified time period were sufficient to meet each Fund's distributions.

As of 6/30/09	JPZ	JSN	JLA	JPG
Inception date	10/26/04	1/26/05	5/25/05	11/22/05
Six months ended June 30, 2009:
Per share distribution:
From net investment income	$0.15	$0.11	$0.07	$0.14
From realized capital gains	0.24	—	—	0.21
Tax return of capital	0.26	0.56	0.59	0.21
Total per share distribution	$0.65	$0.67	$0.66	$0.56
Distribution rate on NAV	5.33%	5.33%	5.17%	4.42%
Annualized total returns:
Six-Month (Cumulative on NAV)	0.90%	4.57%	7.85%	0.55%
1-Year on NAV	-19.45%	-18.76%	-16.35%	-20.24%
Since inception on NAV	-0.41%	0.08%	-0.18%	-3.05%

Common Share Repurchases and Share Price Information

The Funds' Board of Trustees approved an open-market share repurchase program on July 30, 2008, under which each Fund may repurchase an aggregate of up to 10% of its outstanding common shares.

As of June 30, 2009, the Funds had cumulatively repurchased common shares as shown in the accompanying table.

Fund	Common Shares Repurchased	% of Outstanding Common Shares
JPZ	264,200	0.7%
JSN	473,900	0.7%
JLA	266,950	1.0%
JPG	224,700	1.4%

Nuveen Investments

During the six-month reporting period, the Funds' common shares were repurchased at a weighted average price and a weighted average discount per common share as shown in the accompanying table.

Fund	Weighted Average Price Per Share Repurchased	Weighted Average Discount Per Share Repurchased
JPZ	$9.36	18.71%
JSN	$9.39	19.22%
JLA	$9.49	20.21%
JPG	$9.19	20.34%

As of June 30, 2009, the Funds' share prices were trading relative to their NAVs as shown in the accompanying table:

	6/30/09 Discount	Six-Month Average Discount
JPZ	-11.98%	-12.73%
JSN	-12.33%	-12.90%
JLA	-13.32%	-13.04%
JPG	-9.56%	-14.02%

Nuveen Investments

JPZ

Performance

OVERVIEW

Nuveen Equity Premium Income Fund

  as of June 30, 2009

Fund Allocation (as a % of total net assets)

2008-2009 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Fund Snapshot

Share Price	$10.73
Net Asset Value	$12.19
Premium/(Discount) to NAV	-11.98%
Current Distribution Rate[1]	11.93%
Net Assets ($000)	$468,216

Average Annual Total Return

(Inception 10/26/04)

	On Share Price	On NAV
6-Month (Cumulative)	6.32%	0.90%
1-Year	-18.84%	-19.45%
Since Inception	3.44%	-0.41%

Industries

(as a % of total common stocks)

Oil, Gas & Consumable Fuels	10.4%
Pharmaceuticals	9.2%
Software	4.3%
Computers & Peripherals	4.3%
Diversified Financial Services	4.2%
Diversified Telecommunication Services	4.0%
Household Products	2.8%
Communications Equipment	2.8%
Industrial Conglomerates	2.6%
Semiconductors & Equipment	2.6%
Food & Staples Retailing	2.5%
Commercial Banks	2.5%
Beverages	2.4%
Energy Equipment & Services	2.3%
Aerospace & Defense	2.3%
Chemicals	2.3%
Media	2.1%
Internet Software & Services	2.1%
Capital Markets	2.0%
Health Care Providers & Services	2.0%
Multi-Utilities	2.0%
Specialty Retail	2.0%
Tobacco	2.0%
Insurance	1.7%
Machinery	1.7%
Gas Utilities	1.7%
Other	19.2%

Nuveen Investments

Fund Snapshot

Share Price	$11.02
Net Asset Value	$12.57
Premium/(Discount) to NAV	-12.33%
Current Distribution Rate[1]	12.20%
Net Assets ($000)	$830,632

Average Annual Total Return

(Inception 1/26/05)

	On Share Price	On NAV
6-Month (Cumulative)	9.78%	4.57%
1-Year	-18.80%	-18.76%
Since Inception	-3.21%	0.08%

Industries

(as a % of total common stocks)

Computers & Peripherals	8.4%
Oil, Gas & Consumable Fuels	7.6%
Pharmaceuticals	7.1%
Software	7.1%
Communications Equipment	5.6%
Internet Software & Services	3.8%
Biotechnology	3.7%
Semiconductors & Equipment	3.5%
Diversified Telecommunication Services	2.9%
Diversified Financial Services	2.7%
Capital Markets	2.6%
Aerospace & Defense	2.4%
Media	2.4%
Food & Staples Retailing	2.4%
Household Products	2.0%
Beverages	1.9%
Commercial Banks	1.9%
Specialty Retail	1.9%
Health Care Providers & Services	1.8%
Energy Equipment & Services	1.8%
Health Care Equipment & Supplies	1.8%
Gas Utilities	1.7%
Chemicals	1.7%
Electrical Equipment	1.6%
Other	19.7%

JSN

Performance

OVERVIEW

Nuveen Equity Premium Opportunity Fund

  as of June 30, 2009

Fund Allocation (as a % of total net assets)

2008-2009 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Nuveen Investments

JLA

Performance

OVERVIEW

Nuveen Equity Premium Advantage Fund

  as of June 30, 2009

Fund Allocation (as a % of total net assets)

2008-2009 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Fund Snapshot

Share Price	$11.06
Net Asset Value	$12.76
Premium/(Discount) to NAV	-13.32%
Current Distribution Rate[1]	11.97%
Net Assets ($000)	$329,798

Average Annual Total Return

(Inception 5/25/05)

	On Share Price	On NAV
6-Month (Cumulative)	13.68%	7.85%
1-Year	-18.43%	-16.35%
Since Inception	-3.98%	-0.18%

Industries

(as a % of total common stocks)

Computers & Peripherals	10.1%
Software	9.8%
Communications Equipment	8.3%
Biotechnology	6.0%
Semiconductors & Equipment	5.2%
Pharmaceuticals	5.2%
Oil, Gas & Consumable Fuels	5.1%
Internet Software & Services	5.1%
Media	3.4%
Diversified Financial Services	2.0%
IT Services	2.0%
Hotels, Restaurants & Leisure	1.9%
Health Care Equipment & Supplies	1.9%
Diversified Telecommunication Services	1.9%
Health Care Providers & Services	1.7%
Food & Staples Retailing	1.7%
Specialty Retail	1.6%
Capital Markets	1.5%
Machinery	1.3%
Electrical Equipment	1.3%
Multiline Retail	1.3%
Aerospace & Defense	1.3%
Energy Equipment & Services	1.3%
Other	19.1%

Nuveen Investments

Fund Snapshot

Share Price	$11.45
Net Asset Value	$12.66
Premium/(Discount) to NAV	-9.56%
Current Distribution Rate[1]	9.78%
Net Assets ($000)	$206,557

Average Annual Total Return

(Inception 11/22/05)

	On Share Price	On NAV
6-Month (Cumulative)	11.99%	0.55%
1-Year	-17.14%	-20.24%
Since Inception	-6.05%	-3.05%

Industries

(as a % of total common stocks)

Oil, Gas & Consumable Fuels	11.1%
Pharmaceuticals	9.6%
Software	4.4%
Computers & Peripherals	4.4%
Diversified Telecommunication Services	4.1%
Diversified Financial Services	3.9%
Household Products	2.9%
Communications Equipment	2.9%
Semiconductors & Equipment	2.9%
Capital Markets	2.8%
Industrial Conglomerates	2.5%
Beverages	2.4%
Commercial Banks	2.4%
Aerospace & Defense	2.4%
Specialty Retail	2.4%
Food & Staples Retailing	2.4%
Multi-Utilities	2.3%
Energy Equipment & Services	2.2%
Chemicals	2.2%
Internet Software & Services	2.1%
Insurance	2.0%
Tobacco	1.8%
Machinery	1.8%
Health Care Providers & Services	1.8%
Electric Utilities	1.7%
Other	18.6%

JPG

Performance

OVERVIEW

Nuveen Equity Premium and Growth Fund

  as of June 30, 2009

Fund Allocation (as a % of total net assets)

2008-2009 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Nuveen Investments

JPZ

JSN

JLA

JPG

Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on May 6, 2009; at this meeting the shareholders were asked to vote on the election of Board Members.

	JPZ	JSN	JLA	JPG
	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	31,993,632	56,003,068	20,602,953	11,240,356
Withhold	1,166,682	3,599,054	1,377,559	1,919,246
Total	33,160,314	59,602,122	21,980,512	13,159,602
Jack B. Evans
For	31,979,409	56,005,538	20,626,974	11,256,164
Withhold	1,180,905	3,596,584	1,353,538	1,903,438
Total	33,160,314	59,602,122	21,980,512	13,159,602
William J. Schneider
For	32,016,682	56,023,292	20,584,122	11,265,709
Withhold	1,143,632	3,578,830	1,396,390	1,893,893
Total	33,160,314	59,602,122	21,980,512	13,159,602

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund

Portfolio of INVESTMENTS

  June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 96.6%
	Aerospace & Defense – 2.2%
55,000	Boeing Company	$2,337,500
87,200	Honeywell International Inc.	2,738,080
29,605	Raytheon Company	1,315,350
75,700	United Technologies Corporation	3,933,372
	Total Aerospace & Defense	10,324,302
	Air Freight & Logistics – 0.7%
68,560	United Parcel Service, Inc., Class B	3,427,314
	Airlines – 0.1%
37,484	AMR Corporation, (2)	150,686
16,213	Continental Airlines, Inc., (2)	143,647
	Total Airlines	294,333
	Auto Components – 0.1%
30,296	Cooper Tire & Rubber	300,536
	Automobiles – 0.5%
241,200	Ford Motor Company, (2)	1,464,084
41,681	Harley-Davidson, Inc.	675,649
	Total Automobiles	2,139,733
	Beverages – 2.4%
124,623	Coca-Cola Company	5,980,658
91,498	PepsiCo, Inc.	5,028,730
	Total Beverages	11,009,388
	Biotechnology – 1.4%
59,598	Amgen Inc., (2)	3,155,118
24,559	Celgene Corporation, (2)	1,174,903
49,927	Gilead Sciences, Inc., (2)	2,338,581
	Total Biotechnology	6,668,602
	Building Products – 0.1%
42,748	Masco Corporation	409,526
	Capital Markets – 1.9%
112,898	Charles Schwab Corporation	1,980,231
48,534	Jefferies Group, Inc., (2)	1,035,230
40,593	Legg Mason, Inc.	989,657
123,866	Morgan Stanley	3,531,420
59,253	Waddell & Reed Financial, Inc., Class A	1,562,502
	Total Capital Markets	9,099,040

Nuveen Investments

Shares	Description (1)	Value
	Chemicals – 2.2%
51,511	Dow Chemical Company	$831,388
113,406	E.I. Du Pont de Nemours and Company	2,905,462
37,359	Eastman Chemical Company	1,415,906
22,643	Lubrizol Corporation	1,071,240
32,712	Monsanto Company	2,431,810
16,700	NL Industries Inc.	123,246
53,293	Olin Corporation	633,654
63,622	RPM International, Inc.	893,253
	Total Chemicals	10,305,959
	Commercial Banks – 2.5%
33,724	Comerica Incorporated	713,263
30,047	HSBC Holdings PLC, Sponsored ADR	1,255,063
2,649	Toronto-Dominion Bank	136,980
177,092	U.S. Bancorp	3,173,489
257,392	Wells Fargo & Company	6,244,330
	Total Commercial Banks	11,523,125
	Commercial Services & Supplies – 0.9%
3,177	Avery Dennison Corporation	81,585
82,149	Deluxe Corporation	1,052,329
40,642	Pitney Bowes Inc.	891,279
21,600	R.R. Donnelley & Sons Company	250,992
24,100	Standard Register Company	78,566
62,938	Waste Management, Inc.	1,772,334
	Total Commercial Services & Supplies	4,127,085
	Communications Equipment – 2.7%
17,756	ADTRAN, Inc.	381,221
8,005	Ciena Corporation, (2)	82,852
328,502	Cisco Systems, Inc., (2)	6,123,277
11,034	JDS Uniphase Corporation, (2)	63,114
225,002	Motorola, Inc.	1,491,763
97,408	QUALCOMM, Inc.	4,402,842
2,604	Research In Motion Limited, (2)	185,014
	Total Communications Equipment	12,730,083
	Computers & Peripherals – 4.2%
52,473	Apple, Inc., (2)	7,473,729
95,726	Dell Inc., (2)	1,314,318
139,379	EMC Corporation, (2)	1,825,865
81,871	International Business Machines Corporation (IBM)	8,548,970
30,534	Sun Microsystems Inc., (2)	281,523
	Total Computers & Peripherals	19,444,405
	Consumer Finance – 0.1%
42,236	Discover Financial Services	433,764
	Containers & Packaging – 0.5%
65,406	Packaging Corp. of America	1,059,577
54,635	Sonoco Products Company	1,308,508
	Total Containers & Packaging	2,368,085
	Distributors – 0.4%
50,769	Genuine Parts Company	1,703,808

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Diversified Consumer Services – 0.2%
12,223	Apollo Group, Inc., (2)	$869,300
	Diversified Financial Services – 4.0%
397,961	Bank of America Corporation	5,253,085
350,485	Citigroup Inc.	1,040,940
8,110	CME Group, Inc.	2,523,102
259,696	JPMorgan Chase & Co.	8,858,231
43,506	New York Stock Exchange Euronext	1,185,539
	Total Diversified Financial Services	18,860,897
	Diversified Telecommunication Services – 3.9%
445,139	AT&T Inc.	11,057,252
206,568	Frontier Communications Corporation	1,474,896
176,286	Verizon Communications Inc.	5,417,269
20,804	Windstream Corporation	173,921
	Total Diversified Telecommunication Services	18,123,338
	Electric Utilities – 1.4%
3,600	DPL Inc.	83,412
131,100	Duke Energy Corporation	1,912,749
27,323	Great Plains Energy Incorporated	424,873
80,800	Pepco Holdings, Inc.	1,085,952
33,445	Progress Energy, Inc.	1,265,224
58,348	Southern Company	1,818,124
	Total Electric Utilities	6,590,334
	Electrical Equipment – 0.9%
107,741	Emerson Electric Company	3,490,808
15,759	Rockwell Automation, Inc.	506,179
	Total Electrical Equipment	3,996,987
	Electronic Equipment & Instruments – 0.4%
126,298	Corning Incorporated	2,028,346
	Energy Equipment & Services – 2.2%
15,007	Diamond Offshore Drilling, Inc.	1,246,331
21,795	ENSCO International Incorporated	759,992
110,699	Halliburton Company	2,291,469
7,759	Patterson-UTI Energy, Inc.	99,781
81,597	Schlumberger Limited	4,415,214
18,335	Smith International, Inc.	472,126
28,716	Tidewater Inc.	1,231,055
	Total Energy Equipment & Services	10,515,968
	Food & Staples Retailing – 2.5%
12,109	Costco Wholesale Corporation	553,381
136,113	CVS Caremark Corporation	4,337,921
38,696	SUPERVALU INC	501,113
127,641	Wal-Mart Stores, Inc.	6,182,930
	Total Food & Staples Retailing	11,575,345
	Food Products – 1.0%
166,138	Kraft Foods Inc.	4,209,937
57,000	Sara Lee Corporation	556,320
	Total Food Products	4,766,257

Nuveen Investments

Shares	Description (1)	Value
	Gas Utilities – 1.6%
28,837	AGL Resources Inc.	$917,017
62,666	Atmos Energy Corporation	1,569,157
28,595	National Fuel Gas Company	1,031,708
78,400	Nicor Inc.	2,714,208
47,151	ONEOK, Inc.	1,390,483
	Total Gas Utilities	7,622,573
	Health Care Equipment & Supplies – 0.8%
12,338	Hologic Inc., (2)	175,570
3,518	Intuitive Surgical, Inc., (2)	575,756
81,113	Medtronic, Inc.	2,830,033
	Total Health Care Equipment & Supplies	3,581,359
	Health Care Providers & Services – 1.9%
13,101	Brookdale Senior Living Inc.	127,604
15,450	Coventry Health Care, Inc., (2)	289,070
20,800	Express Scripts, Inc., (2)	1,430,000
6,681	Henry Schein Inc., (2)	320,354
47,893	Kindred Healthcare Inc., (2)	592,436
38,415	Medco Health Solutions, Inc., (2)	1,752,108
116,410	UnitedHealth Group Incorporated	2,907,922
32,168	Wellpoint Inc., (2)	1,637,030
	Total Health Care Providers & Services	9,056,524
	Health Care Technology – 0.1%
5,657	Cerner Corporation, (2)	352,375
	Hotels, Restaurants & Leisure – 1.3%
17,800	Carnival Corporation	458,706
42,761	International Game Technology	679,900
3,272	Interval Leisure Group Inc., (2)	30,495
87,250	McDonald's Corporation	5,016,003
	Total Hotels, Restaurants & Leisure	6,185,104
	Household Durables – 1.1%
11,075	Black & Decker Corporation	317,410
14,097	Garmin Limited	335,791
106,577	Newell Rubbermaid Inc.	1,109,467
11,767	Snap-on Incorporated	338,184
24,994	Stanley Works	845,797
46,297	Tupperware Corporation	1,204,648
26,165	Whirlpool Corporation	1,113,582
	Total Household Durables	5,264,879
	Household Products – 2.8%
36,130	Colgate-Palmolive Company	2,555,836
22,473	Kimberly-Clark Corporation	1,178,259
178,945	Procter & Gamble Company	9,144,090
	Total Household Products	12,878,185
	Industrial Conglomerates – 2.5%
27,626	3M Co.	1,660,323
848,809	General Electric Company	9,948,040
3,957	Siemens AG, Sponsored ADR	273,785
	Total Industrial Conglomerates	11,882,148

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Insurance – 1.7%
58,427	Allstate Corporation	$1,425,619
18,591	Arthur J. Gallagher & Co.	396,732
46,985	Fidelity National Title Group Inc., Class A	635,707
21,200	Hartford Financial Services Group, Inc.	251,644
76,562	Lincoln National Corporation	1,317,632
72,500	Marsh & McLennan Companies, Inc.	1,459,425
42,977	Travelers Companies, Inc.	1,763,776
52,700	Unitrin, Inc.	633,454
	Total Insurance	7,883,989
	Internet & Catalog Retail – 0.5%
21,934	Amazon.com, Inc., (2)	1,834,998
3,103	Hosting Site Network, Inc., (2)	32,799
3,278	Priceline.com Incorporated, (2)	365,661
	Total Internet & Catalog Retail	2,233,458
	Internet Software & Services – 2.0%
16,527	Akamai Technologies, Inc., (2)	316,988
63,227	eBay Inc., (2)	1,083,079
13,917	Google Inc., Class A, (2)	5,867,268
44,605	United Online, Inc.	290,379
9,816	ValueClick, Inc., (2)	103,264
25,228	VeriSign, Inc., (2)	466,213
78,773	Yahoo! Inc., (2)	1,233,585
	Total Internet Software & Services	9,360,776
	IT Services – 1.2%
4,000	Accenture Limited	133,840
54,615	Automatic Data Processing, Inc.	1,935,556
21,368	Cognizant Technology Solutions Corporation, Class A, (2)	570,526
23,364	Fidelity National Information Services	466,345
3,197	Lender Processing Services Inc.	88,781
6,431	MasterCard, Inc.	1,075,971
43,862	Paychex, Inc.	1,105,322
2,733	Visa Inc.	170,157
	Total IT Services	5,546,498
	Leisure Equipment & Products – 0.1%
39,513	Eastman Kodak Company	116,958
11,848	Polaris Industries Inc.	380,558
	Total Leisure Equipment & Products	497,516
	Machinery – 1.6%
57,600	Caterpillar Inc.	1,903,104
26,953	Cummins Inc.	949,015
33,411	Deere & Company	1,334,769
13,600	Graco Inc.	299,472
47,499	Ingersoll Rand Company Limited, Class A	992,729
18,030	Parker Hannifin Corporation	774,569
25,530	SPX Corporation	1,250,204
12,000	Timken Company	204,960
	Total Machinery	7,708,822
	Media – 2.0%
60,282	CBS Corporation, Class B	417,151
201,912	Comcast Corporation, Class A	2,925,705
39,613	New York Times, Class A	218,268

Nuveen Investments

Shares	Description (1)	Value
	Media (continued)
35,396	Omnicom Group, Inc.	$1,117,806
114,479	Regal Entertainment Group, Class A	1,521,426
138,485	Walt Disney Company	3,230,855
	Total Media	9,431,211
	Metals & Mining – 0.7%
73,484	Alcoa Inc.	759,090
27,262	Nucor Corporation	1,211,251
57,874	Southern Copper Corporation	1,182,945
	Total Metals & Mining	3,153,286
	Multiline Retail – 0.9%
2,107	Dollar Tree Stores Inc., (2)	88,705
13,000	Family Dollar Stores, Inc.	367,900
41,402	Federated Department Stores, Inc.	486,888
53,725	Nordstrom, Inc.	1,068,590
8,076	Sears Holding Corporation, (2)	537,216
46,573	Target Corporation	1,838,236
	Total Multiline Retail	4,387,535
	Multi-Utilities – 1.9%
40,360	Ameren Corporation	1,004,560
37,379	Consolidated Edison, Inc.	1,398,722
79,595	Integrys Energy Group, Inc.	2,387,054
15,861	Northwestern Corporation	360,996
58,787	OGE Energy Corp.	1,664,848
66,981	Public Service Enterprise Group Incorporated	2,185,590
	Total Multi-Utilities	9,001,770
	Oil, Gas & Consumable Fuels – 10.0%
12,670	BP PLC, Sponsored ADR	604,106
144,054	Chevron Corporation	9,543,578
109,023	ConocoPhillips	4,585,507
46,182	CONSOL Energy Inc.	1,568,341
42,271	Continental Resources Inc., (2)	1,173,020
10,351	EnCana Corporation	512,064
41,261	EOG Resources, Inc.	2,802,447
283,853	Exxon Mobil Corporation	19,844,159
56,857	Occidental Petroleum Corporation	3,741,759
7,724	Suncor Energy, Inc.	234,346
14,645	Total SA, Sponsored ADR	794,198
92,575	Valero Energy Corporation	1,563,592
	Total Oil, Gas & Consumable Fuels	46,967,117
	Paper & Forest Products – 0.3%
43,687	Weyerhaeuser Company	1,329,395
	Pharmaceuticals – 8.8%
109,036	Abbott Laboratories	5,129,053
212,129	Bristol-Myers Squibb Company	4,308,340
62,495	Eli Lilly and Company	2,164,827
17,833	GlaxoSmithKline PLC, Sponsored ADR	630,218
174,208	Johnson & Johnson	9,895,013
182,100	Merck & Co. Inc.	5,091,516
2,492	Novartis AG, Sponsored ADR	101,649
510,096	Pfizer Inc.	7,651,440
29,021	Sanofi-Aventis, Sponsored ADR	855,829

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Pharmaceuticals (continued)
97,678	Schering-Plough Corporation	$2,453,671
69,191	Wyeth	3,140,579
	Total Pharmaceuticals	41,422,135
	Professional Services – 0.1%
3,665	Manpower Inc.	155,176
24,509	Resources Connection, Inc., (2)	420,820
	Total Professional Services	575,996
	Real Estate Investment Trust – 1.5%
46,493	Brandywine Realty Trust	346,373
54,183	CapLease Inc.	149,545
32,157	Health Care REIT, Inc.	1,096,554
49,625	Healthcare Realty Trust, Inc.	835,189
71,684	Hospitality Properties Trust	852,323
116,913	HRPT Properties Trust	474,667
82,640	Lexington Corporate Properties Trust	280,976
30,821	Liberty Property Trust	710,116
17,263	Medical Properties Trust Inc.	104,786
42,355	Nationwide Health Properties, Inc.	1,090,218
30,300	Senior Housing Properties Trust	494,496
11,215	Sun Communities Inc.	154,543
61,650	U-Store-It Trust	302,085
	Total Real Estate Investment Trust	6,891,871
	Road & Rail – 0.8%
20,517	Burlington Northern Santa Fe Corporation	1,508,820
18,105	Norfolk Southern Corporation	682,015
28,097	Union Pacific Corporation	1,462,730
	Total Road & Rail	3,653,565
	Semiconductors & Equipment – 2.5%
27,457	Analog Devices, Inc.	680,384
106,221	Applied Materials, Inc.	1,165,244
21,444	Broadcom Corporation, Class A, (2)	531,597
317,691	Intel Corporation	5,257,786
12,846	Intersil Holding Corporation, Class A	161,474
6,596	Lam Research Corporation, (2)	171,496
24,226	Microchip Technology Incorporated	546,296
24,800	National Semiconductor Corporation	311,240
33,421	NVIDIA Corporation, (2)	377,323
115,000	Texas Instruments Incorporated	2,449,500
	Total Semiconductors & Equipment	11,652,340
	Software – 4.2%
34,641	Adobe Systems Incorporated, (2)	980,340
18,119	Autodesk, Inc., (2)	343,899
19,113	McAfee Inc., (2)	806,377
487,636	Microsoft Corporation	11,591,107
243,105	Oracle Corporation	5,207,309
12,400	Salesforce.com, Inc., (2)	473,308
3,000	Sybase, Inc., (2)	94,020
	Total Software	19,496,360
	Specialty Retail – 1.9%
26,963	Abercrombie & Fitch Co., Class A	684,591
46,762	American Eagle Outfitters, Inc.	662,618

Nuveen Investments

Shares	Description (1)	Value
	Specialty Retail (continued)
40,248	Best Buy Co., Inc.	$1,347,906
120,536	Home Depot, Inc.	2,848,266
51,450	Limited Brands, Inc.	615,857
88,224	Lowe's Companies, Inc.	1,712,428
236	Ross Stores, Inc.	9,110
10,866	Tiffany & Co.	275,562
25,162	TJX Companies, Inc.	791,597
	Total Specialty Retail	8,947,935
	Textiles, Apparel & Luxury Goods – 0.3%
12,159	Cherokee Inc.	240,991
24,144	VF Corporation	1,336,370
	Total Textiles, Apparel & Luxury Goods	1,577,361
	Thrifts & Mortgage Finance – 0.2%
60,610	New York Community Bancorp, Inc.	647,921
38,788	TrustCo Bank Corporation NY	229,237
	Total Thrifts & Mortgage Finance	877,158
	Tobacco – 1.9%
181,535	Altria Group, Inc.	2,975,359
125,542	Philip Morris International	5,476,142
10,734	Reynolds American Inc.	414,547
1	Vector Group Ltd.	14
	Total Tobacco	8,866,062
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc., (2)	70,180
	Total Common Stocks (cost $521,677,579)	451,991,343

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 9.0%
$42,272	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09, repurchase price $42,271,754, collateralized by $43,250,000 U.S. Treasury Bills, 0.000%, due 4/01/10, value $43,120,250	0.000%	7/01/09	$42,271,754
	Total Short-Term Investments (cost $42,271,754)			42,271,754
	Total Investments (cost $563,949,333) – 105.6%			494,263,097

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written – (4.2)% (4)
(638)	S&P 500 Index	$(55,825,000)	7/18/09	$875	$(3,174,050)
(527)	S&P 500 Index	(47,430,000)	7/18/09	900	(1,578,365)
(664)	S&P 500 Index	(61,420,000)	7/18/09	925	(969,440)
(619)	S&P 500 Index	(54,162,500)	8/22/09	875	(3,748,045)
(1,065)	S&P 500 Index	(95,850,000)	8/22/09	900	(4,595,475)
(663)	S&P 500 Index	(61,327,500)	8/22/09	925	(1,892,865)
(701)	S&P 500 Index	(63,090,000)	9/19/09	900	(3,627,675)
(4,877)	Total Call Options Written (premiums received $23,991,796)	(439,105,000)			(19,585,915)
	Other Assets Less Liabilities – (1.4)%				(6,461,013)
	Net Assets – 100%				$468,216,169

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund

Portfolio of INVESTMENTS

  June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 96.8%
	Aerospace & Defense – 2.3%
89,197	Boeing Company	$3,790,873
134,874	Honeywell International Inc.	4,235,044
26,580	Lockheed Martin Corporation	2,143,677
44,051	Northrop Grumman Corporation	2,012,250
48,836	Raytheon Company	2,169,783
98,207	United Technologies Corporation	5,102,836
	Total Aerospace & Defense	19,454,463
	Air Freight & Logistics – 0.7%
120,515	United Parcel Service, Inc., Class B	6,024,545
	Airlines – 0.2%
231,521	AMR Corporation, (2)	930,714
	Auto Components – 0.2%
127,854	Gentex Corporation	1,483,106
	Automobiles – 0.2%
37,852	Harley-Davidson, Inc.	613,581
	Beverages – 1.9%
197,107	Coca-Cola Company	9,459,165
110,449	PepsiCo, Inc.	6,070,277
	Total Beverages	15,529,442
	Biotechnology – 3.5%
158,296	Amgen Inc., (2)	8,380,190
90,554	Biogen Idec Inc., (2)	4,088,513
124,134	Celgene Corporation, (2)	5,938,571
235,913	Gilead Sciences, Inc., (2)	11,050,165
	Total Biotechnology	29,457,439
	Capital Markets – 2.6%
166,167	Charles Schwab Corporation	2,914,569
49,374	Eaton Vance Corporation	1,320,755
51,780	Goldman Sachs Group, Inc.	7,634,443
42,567	Legg Mason, Inc.	1,037,783
158,201	Morgan Stanley	4,510,311
22,449	UBS AG, (2)	274,102
136,190	Waddell & Reed Financial, Inc., Class A	3,591,330
	Total Capital Markets	21,283,293
	Chemicals – 1.6%
66,311	Dow Chemical Company	1,070,260
94,240	E.I. Du Pont de Nemours and Company	2,414,429
42,164	Eastman Chemical Company	1,598,016
23,950	Lubrizol Corporation	1,133,075

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Chemicals (continued)
60,792	Monsanto Company	$4,519,277
4,198	Potash Corporation of Saskatchewan	390,624
152,430	RPM International, Inc.	2,140,117
	Total Chemicals	13,265,798
	Commercial Banks – 1.9%
65,480	Fifth Third Bancorp.	464,908
78,980	First Horizon National Corporation, (2)	947,761
11,753	HSBC Holdings PLC, Sponsored ADR	490,923
4,932	Huntington BancShares Inc.	20,616
92,586	Lloyds TSB Group PLC, Sponsored ADR	441,635
47,104	Toronto-Dominion Bank	2,435,748
263,201	U.S. Bancorp	4,716,562
241,176	Wells Fargo & Company	5,850,930
	Total Commercial Banks	15,369,083
	Commercial Services & Supplies – 0.5%
88,588	Deluxe Corporation	1,134,812
52,164	R.R. Donnelley & Sons Company	606,146
100,293	Waste Management, Inc.	2,824,251
	Total Commercial Services & Supplies	4,565,209
	Communications Equipment – 5.4%
67,820	ADTRAN, Inc.	1,456,095
807,993	Cisco Systems, Inc., (2)	15,060,990
55,800	Harris Corporation	1,582,488
13,861	Harris Stratex Networks, Inc., (2)	89,819
21,465	Motorola, Inc.	142,313
392,946	QUALCOMM, Inc.	17,761,160
119,700	Research In Motion Limited, (2)	8,504,685
	Total Communications Equipment	44,597,550
	Computers & Peripherals – 8.1%
265,092	Apple, Inc., (2)	37,757,057
265,858	Dell Inc., (2)	3,650,230
233,421	EMC Corporation, (2)	3,057,815
271,670	Hewlett-Packard Company	10,500,046
110,332	International Business Machines Corporation (IBM)	11,520,867
49,982	Network Appliance Inc., (2)	985,645
	Total Computers & Peripherals	67,471,660
	Consumer Finance – 0.4%
71,246	American Express Company	1,655,757
72,637	Discover Financial Services	745,982
77,393	SLM Corporation, (2)	794,826
	Total Consumer Finance	3,196,565
	Containers & Packaging – 0.5%
147,523	Packaging Corp. of America	2,389,873
87,396	Sonoco Products Company	2,093,134
	Total Containers & Packaging	4,483,007
	Distributors – 0.2%
59,618	Genuine Parts Company	2,000,780

Nuveen Investments

Shares	Description (1)	Value
	Diversified Consumer Services – 0.2%
35,953	Hillenbrand Inc.	$598,258
	Diversified Financial Services – 2.6%
387,492	Bank of America Corporation	5,114,894
150,034	CIT Group Inc.	322,573
307,881	Citigroup Inc.	914,407
11,925	CME Group, Inc.	3,709,987
126,855	ING Groep N.V., Sponsored ADR	1,286,310
308,994	JPMorgan Chase & Co.	10,539,785
	Total Diversified Financial Services	21,887,956
	Diversified Telecommunication Services – 2.8%
711,379	AT&T Inc.	17,670,655
1	FairPoint Communications Inc.	1
173,802	Verizon Communications Inc.	5,340,935
24,888	Vimpel Communiations, Sponsored ADR, (2)	292,932
	Total Diversified Telecommunication Services	23,304,523
	Electric Utilities – 1.1%
117,502	Companhia Energetica de Minas Gerais, Sponsored ADR	1,579,227
226,319	Duke Energy Corporation	3,301,994
114,106	Great Plains Energy Incorporated	1,774,348
130,697	Pepco Holdings, Inc.	1,756,568
24,935	Pinnacle West Capital Corporation	751,790
	Total Electric Utilities	9,163,927
	Electrical Equipment – 1.5%
52,965	Cooper Industries, Ltd., Class A	1,644,563
162,367	Emerson Electric Company	5,260,691
10,253	First Solar Inc., (2)	1,662,216
12,284	Hubbell Incorporated, Class B	393,825
39,845	Rockwell Automation, Inc.	1,279,821
51,356	Roper Industries Inc.	2,326,940
	Total Electrical Equipment	12,568,056
	Electronic Equipment & Instruments – 0.4%
194,155	Corning Incorporated	3,118,129
	Energy Equipment & Services – 1.7%
35,532	Diamond Offshore Drilling, Inc.	2,950,933
37,676	ENSCO International Incorporated	1,313,762
193,639	Halliburton Company	4,008,327
58,578	Patterson-UTI Energy, Inc.	753,313
87,356	Schlumberger Limited	4,726,833
18,136	Tidewater Inc.	777,490
	Total Energy Equipment & Services	14,530,658
	Food & Staples Retailing – 2.3%
148,766	CVS Caremark Corporation	4,741,172
103,975	Kroger Co.	2,292,649
39,715	SUPERVALU INC.	514,309
78,931	Walgreen Co.	2,320,571
191,617	Wal-Mart Stores, Inc.	9,281,927
	Total Food & Staples Retailing	19,150,628
	Food Products – 0.7%
185,784	Kraft Foods Inc.	4,707,767

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Food Products (continued)
112,297	Sara Lee Corporation	$1,096,019
	Total Food Products	5,803,786
	Gas Utilities – 1.7%
25,730	AGL Resources Inc.	818,214
149,706	Atmos Energy Corporation	3,748,638
79,687	National Fuel Gas Company	2,875,107
109,556	Nicor Inc.	3,792,829
86,674	ONEOK, Inc.	2,556,016
	Total Gas Utilities	13,790,804
	Health Care Equipment & Supplies – 1.7%
88,888	Baxter International, Inc.	4,707,508
36,821	Hill Rom Holdings Inc.	597,237
163,169	Hologic Inc., (2)	2,321,895
15,647	Intuitive Surgical, Inc., (2)	2,560,788
119,941	Medtronic, Inc.	4,184,741
	Total Health Care Equipment & Supplies	14,372,169
	Health Care Providers & Services – 1.8%
54,967	Aetna Inc.	1,376,923
164,852	Brookdale Senior Living Inc.	1,605,658
25,504	Coventry Health Care, Inc., (2)	477,180
76,415	Express Scripts, Inc., (2)	5,253,531
114,903	UnitedHealth Group Incorporated	2,870,277
61,191	Wellpoint Inc., (2)	3,114,010
	Total Health Care Providers & Services	14,697,579
	Hotels, Restaurants & Leisure – 1.4%
72,996	International Game Technology	1,160,636
5,770	Interval Leisure Group Inc., (2)	53,776
155,132	McDonald's Corporation	8,918,539
33,137	Starwood Hotels & Resorts Worldwide, Inc.	735,641
27,900	Wynn Resorts Ltd, (2)	984,870
	Total Hotels, Restaurants & Leisure	11,853,462
	Household Durables – 0.8%
112,487	KB Home	1,538,822
185,735	Newell Rubbermaid Inc.	1,933,501
44,956	Stanley Works	1,521,311
39,383	Whirlpool Corporation	1,676,140
	Total Household Durables	6,669,774
	Household Products – 1.9%
59,926	Colgate-Palmolive Company	4,239,165
233,402	Procter & Gamble Company	11,926,842
	Total Household Products	16,166,007
	Industrial Conglomerates – 1.4%
21,651	3M Co.	1,301,225
865,861	General Electric Company	10,147,891
	Total Industrial Conglomerates	11,449,116
	Insurance – 0.9%
51,073	Allstate Corporation	1,246,181
22,829	American International Group, Inc., (2)	26,482

Nuveen Investments

Shares	Description (1)	Value
	Insurance (continued)
41,263	Arthur J. Gallagher & Co.	$880,552
197,780	Fidelity National Title Group Inc., Class A	2,675,963
111,992	Marsh & McLennan Companies, Inc.	2,254,399
719	Mercury General Corporation	24,036
13,952	Unitrin, Inc.	167,703
	Total Insurance	7,275,316
	Internet & Catalog Retail – 0.8%
74,326	Amazon.com, Inc., (2)	6,218,113
12,070	Hosting Site Network, Inc., (2)	127,580
	Total Internet & Catalog Retail	6,345,693
	Internet Software & Services – 3.6%
39,186	Akamai Technologies, Inc., (2)	751,587
4,121	Baidu.com, Inc., Sponsored ADR, (2)	1,240,792
160,883	Earthlink, Inc., (2)	1,192,143
225,778	eBay Inc., (2)	3,867,577
40,266	Google Inc., Class A, (2)	16,975,743
34,616	IAC/InterActiveCorp., (2)	555,587
106,129	United Online, Inc.	690,900
89,065	VeriSign, Inc., (2)	1,645,921
209,255	Yahoo! Inc., (2)	3,276,933
	Total Internet Software & Services	30,197,183
	IT Services – 0.9%
113,774	Automatic Data Processing, Inc.	4,032,151
34,615	Fidelity National Information Services	690,915
15,558	Lender Processing Services Inc.	432,046
107,734	Paychex, Inc.	2,714,897
	Total IT Services	7,870,009
	Leisure Equipment & Products – 0.2%
87,265	Mattel, Inc.	1,400,603
15,485	Polaris Industries Inc.	497,378
	Total Leisure Equipment & Products	1,897,981
	Machinery – 1.4%
107,606	Caterpillar Inc.	3,555,302
26,501	Deere & Company	1,058,715
53,638	Graco Inc.	1,181,109
28,457	Joy Global Inc.	1,016,484
76,240	SPX Corporation	3,733,473
67,275	Timken Company	1,149,057
	Total Machinery	11,694,140
	Marine – 0.0%
31,233	Eagle Bulk Shipping Inc.	146,483
	Media – 2.3%
381,287	Comcast Corporation, Special Class A	5,376,147
101,917	New York Times, Class A	561,563
212,775	News Corporation, Class A	1,938,380
64,630	Omnicom Group, Inc.	2,041,015
135,668	Regal Entertainment Group, Class A	1,803,028
637,542	Sirius XM Radio Inc., (2)	274,143
66,890	Viacom Inc., Class B, (2)	1,518,403
208,381	Walt Disney Company	4,861,529

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Media (continued)
159,513	Warner Music Group Corporation, (2)	$933,151
	Total Media	19,307,359
	Metals & Mining – 0.7%
85,534	Alcoa Inc.	883,566
225,100	Southern Copper Corporation	4,601,044
	Total Metals & Mining	5,484,610
	Multiline Retail – 1.1%
58,848	Federated Department Stores, Inc.	692,052
95,544	Nordstrom, Inc.	1,900,370
48,116	Sears Holding Corporation, (2)	3,200,676
93,177	Target Corporation	3,677,696
	Total Multiline Retail	9,470,794
	Multi-Utilities – 0.8%
42,628	Ameren Corporation	1,061,011
83,491	OGE Energy Corp.	2,364,465
96,708	Public Service Enterprise Group Incorporated	3,155,582
	Total Multi-Utilities	6,581,058
	Oil, Gas & Consumable Fuels – 7.4%
192,574	Chevron Corporation	12,758,028
2,747	CNOOC Limited, Sponsored ADR	337,963
119,681	ConocoPhillips	5,033,783
63,202	Delta Petroleum Corporation, (2)	121,980
454,053	Exxon Mobil Corporation	31,742,846
16,837	Hess Corporation	904,989
48,682	Occidental Petroleum Corporation	3,203,762
5,595	PetroChina Company Limited, ADR	618,136
16,734	Royal Dutch Shell PLC, Class A, Sponsored ADR	839,879
99,339	SandRidge Energy Inc., (2)	846,368
39,133	StatoilHydro ASA, Sponsored ADR	773,659
16,860	Suncor Energy, Inc.	511,532
97,373	XTO Energy, Inc.	3,713,806
	Total Oil, Gas & Consumable Fuels	61,406,731
	Pharmaceuticals – 6.9%
166,553	Abbott Laboratories	7,834,653
174,340	Bristol-Myers Squibb Company	3,540,845
101,378	Eli Lilly and Company	3,511,734
1,760	GlaxoSmithKline PLC, Sponsored ADR	62,198
205,282	Johnson & Johnson	11,660,018
376,271	Merck & Co. Inc.	10,520,537
664,736	Pfizer Inc.	9,971,040
142,962	Schering-Plough Corporation	3,591,205
141,685	Wyeth	6,431,082
	Total Pharmaceuticals	57,123,312
	Professional Services – 0.5%
24,168	Corporate Executive Board Company	501,728
57,584	Manpower Inc.	2,438,107
81,337	Resources Connection, Inc., (2)	1,396,556
	Total Professional Services	4,336,391

Nuveen Investments

Shares	Description (1)	Value
	Real Estate Investment Trust – 1.1%
66,933	Apartment Investment & Management Company, Class A	$592,357
70,937	Brandywine Realty Trust	528,481
39,174	CBL & Associates Properties Inc.	211,148
114,294	DCT Industrial Trust Inc.	466,320
3,763	Developers Diversified Realty Corporation	18,363
60,313	Health Care REIT, Inc.	2,056,673
94,089	Lexington Corporate Properties Trust	319,903
50,066	Liberty Property Trust	1,153,521
112,500	Nationwide Health Properties, Inc.	2,895,750
136,993	U-Store-It Trust	671,266
	Total Real Estate Investment Trust	8,913,782
	Road & Rail – 0.3%
51,470	Union Pacific Corporation	2,679,528
	Semiconductors & Equipment – 3.4%
93,502	Altera Corporation	1,522,213
106,522	Analog Devices, Inc.	2,639,615
255,895	Applied Materials, Inc.	2,807,168
120,326	Broadcom Corporation, Class A, (2)	2,982,882
611,711	Intel Corporation	10,123,817
28,351	Intersil Holding Corporation, Class A	356,372
77,758	Linear Technology Corporation	1,815,649
122,986	National Semiconductor Corporation	1,543,474
208,316	Texas Instruments Incorporated	4,437,131
	Total Semiconductors & Equipment	28,228,321
	Software – 6.9%
339,233	Activision Blizzard Inc., (2)	4,284,513
194,887	Adobe Systems Incorporated, (2)	5,515,302
83,579	Autodesk, Inc., (2)	1,586,329
57,156	McAfee Inc., (2)	2,411,412
1,161,832	Microsoft Corporation	27,616,748
725,958	Oracle Corporation	15,550,020
164	SAP AG, Sponsored ADR	6,591
	Total Software	56,970,915
	Specialty Retail – 1.8%
28,774	Abercrombie & Fitch Co., Class A	730,572
66,166	American Eagle Outfitters, Inc.	937,572
96,960	Best Buy Co., Inc.	3,247,190
71,688	CarMax, Inc., (2)	1,053,814
93,413	Gap, Inc.	1,531,973
147,896	Home Depot, Inc.	3,494,782
133,736	Limited Brands, Inc.	1,600,820
136,670	Lowe's Companies, Inc.	2,652,765
	Total Specialty Retail	15,249,488
	Thrifts & Mortgage Finance – 0.2%
187,079	New York Community Bancorp, Inc.	1,999,875
2,011	Tree.com Inc., (2)	19,306
	Total Thrifts & Mortgage Finance	2,019,181
	Tobacco – 1.2%
6,348	Altria Group, Inc.	104,044
195,255	Philip Morris International	8,517,023
38,784	Reynolds American Inc.	1,497,838
	Total Tobacco	10,118,905

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Wireless Telecommunication Services – 0.2%
31,109	China Mobile Hong Kong Limited, Sponsored ADR	$1,557,939
	Total Common Stocks (cost $872,269,281)	803,726,186

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 9.1%
$75,626	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09, repurchase price $75,626,324, collateralized by $77,375,000 U.S. Treasury Bills, 0.000%, due 4/01/10, value $77,142,875	0.000%	7/01/09	$75,626,324
	Total Short-Term Investments (cost $75,626,324)			75,626,324
	Total Investments (cost $947,895,605) – 105.9%			879,352,510

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written – (4.6)% (4)
(1,133)	Mini-NDX 100 Index	$(15,578,750)	7/18/09	$137.5	$(1,243,468)
(1,600)	Mini-NDX 100 Index	(22,400,000)	7/18/09	140.0	(1,396,000)
(1,130)	Mini-NDX 100 Index	(15,820,000)	8/22/09	140.0	(1,217,575)
(567)	Mini-NDX 100 Index	(8,079,750)	8/22/09	142.5	(506,048)
(1,130)	Mini-NDX 100 Index	(16,385,000)	8/22/09	145.0	(822,075)
(1,035)	Mini-NDX 100 Index	(15,007,500)	9/19/09	145.0	(908,212)
(84)	NASDAQ 100 Index	(11,550,000)	7/18/09	1,375	(921,060)
(178)	NASDAQ 100 Index	(24,920,000)	7/18/09	1,400	(1,554,830)
(132)	NASDAQ 100 Index	(18,480,000)	8/22/09	1,400	(1,419,660)
(113)	NASDAQ 100 Index	(16,102,500)	8/22/09	1,425	(1,010,785)
(133)	NASDAQ 100 Index	(19,285,000)	8/22/09	1,450	(966,910)
(65)	NASDAQ 100 Index	(9,425,000)	9/19/09	1,450	(568,750)
(853)	S&P 500 Index	(74,637,500)	7/18/09	875.0	(4,243,675)
(697)	S&P 500 Index	(62,730,000)	7/18/09	900.0	(2,087,515)
(881)	S&P 500 Index	(81,492,500)	7/18/09	925.0	(1,286,260)
(807)	S&P 500 Index	(70,612,500)	8/22/09	875.0	(4,886,385)
(1,432)	S&P 500 Index	(128,880,000)	8/22/09	900.0	(6,179,080)
(879)	S&P 500 Index	(81,307,500)	8/22/09	925.0	(2,509,545)
(938)	S&P 500 Index	(84,420,000)	9/19/09	900.0	(4,854,150)
(13,787)	Total Call Options Written (premiums received $44,055,039)	(777,113,500)			(38,581,983)
	Other Assets Less Liabilities – (1.3)%				(10,138,989)
	Net Assets – 100%				$830,631,538

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund

Portfolio of INVESTMENTS

  June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 97.8%
	Aerospace & Defense – 1.3%
29,339	Boeing Company	$1,246,908
38,464	Honeywell International Inc.	1,207,770
32,580	United Technologies Corporation	1,692,857
	Total Aerospace & Defense	4,147,535
	Air Freight & Logistics – 0.7%
45,334	United Parcel Service, Inc., Class B	2,266,247
	Airlines – 0.3%
26,621	Delta Air Lines, Inc., (2)	154,136
41,835	Lan Airlines S.A., Sponsored ADR	503,275
49,213	Southwest Airlines Co.	331,203
	Total Airlines	988,614
	Auto Components – 0.3%
9,896	American Axle and Manufacturing Holdings Inc.	34,042
32,055	Cooper Tire & Rubber	317,986
61,909	Gentex Corporation	718,144
	Total Auto Components	1,070,172
	Automobiles – 0.3%
128,982	Ford Motor Company, (2)	782,921
19,937	Harley-Davidson, Inc.	323,179
	Total Automobiles	1,106,100
	Beverages – 1.2%
45,975	Coca-Cola Company	2,206,340
31,207	PepsiCo, Inc.	1,715,137
	Total Beverages	3,921,477
	Biotechnology – 5.8%
90,634	Amgen Inc., (2)	4,798,164
75,327	Celgene Corporation, (2)	3,603,644
16,240	Cephalon, Inc., (2)	919,996
60,245	Genzyme Corporation, (2)	3,353,839
140,811	Gilead Sciences, Inc., (2)	6,595,587
	Total Biotechnology	19,271,230
	Capital Markets – 1.5%
27,074	Bank of New York Company, Inc.	793,539
49,324	Charles Schwab Corporation	865,143
9,607	Goldman Sachs Group, Inc.	1,416,456
34,968	Morgan Stanley	996,938
29,474	Waddell & Reed Financial, Inc., Class A	777,229
	Total Capital Markets	4,849,305

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Chemicals – 1.0%
34,414	Dow Chemical Company	$555,442
44,802	E.I. Du Pont de Nemours and Company	1,147,827
19,607	Monsanto Company	1,457,584
	Total Chemicals	3,160,853
	Commercial Banks – 1.1%
31,225	FirstMerit Corporation	530,201
15,775	Lloyds TSB Group PLC, Sponsored ADR	75,247
7,648	Toronto-Dominion Bank	395,478
63,593	U.S. Bancorp	1,139,587
57,557	Wells Fargo & Company	1,396,333
	Total Commercial Banks	3,536,846
	Commercial Services & Supplies – 0.5%
29,414	Covanta Holding Corporation, (2)	498,861
22,234	Deluxe Corporation	284,818
20,707	Pitney Bowes Inc.	454,105
35,092	R.R. Donnelley & Sons Company	407,769
	Total Commercial Services & Supplies	1,645,553
	Communications Equipment – 8.1%
413,250	Cisco Systems, Inc., (2)	7,702,980
33,878	Comverse Technology, Inc., (2)	289,657
19,525	Harris Corporation	553,729
6,820	Harris Stratex Networks, Inc., (2)	44,194
285,429	QUALCOMM, Inc.	12,901,390
75,237	Research In Motion Limited, (2)	5,345,589
	Total Communications Equipment	26,837,539
	Computers & Peripherals – 9.8%
176,775	Apple, Inc., (2)	25,178,062
49,574	EMC Corporation, (2)	649,419
71,857	Hewlett-Packard Company	2,777,273
31,284	International Business Machines Corporation (IBM)	3,266,675
66,278	Sun Microsystems Inc., (2)	611,083
	Total Computers & Peripherals	32,482,512
	Consumer Finance – 0.2%
19,600	American Express Company	455,504
23,560	SLM Corporation, (2)	241,961
	Total Consumer Finance	697,465
	Containers & Packaging – 0.3%
25,137	Packaging Corp. of America	407,219
21,464	Sonoco Products Company	514,063
	Total Containers & Packaging	921,282
	Distributors – 0.2%
20,328	Genuine Parts Company	682,208
	Diversified Consumer Services – 0.3%
7,243	ITT Educational Services, Inc., (2)	729,080
63,150	Service Corporation International	346,062
	Total Diversified Consumer Services	1,075,142

Nuveen Investments

Shares	Description (1)	Value
	Diversified Financial Services – 1.9%
130,976	Bank of America Corporation	$1,728,883
3,508	CME Group, Inc.	1,091,374
88,869	JPMorgan Chase & Co.	3,031,322
20,046	Moody's Corporation	528,212
	Total Diversified Financial Services	6,379,791
	Diversified Telecommunication Services – 1.9%
150,442	AT&T Inc.	3,736,979
25,759	Chunghwa Telecom Co., Ltd, Sponsored ADR (2)	510,801
72,739	Frontier Communications Corporation	519,356
20,000	IBasis, Inc., (2)	26,200
43,945	Verizon Communications Inc.	1,350,430
	Total Diversified Telecommunication Services	6,143,766
	Electric Utilities – 0.8%
67,098	Duke Energy Corporation	978,960
48,358	Great Plains Energy Incorporated	751,967
27,982	Pinnacle West Capital Corporation	843,657
	Total Electric Utilities	2,574,584
	Electrical Equipment – 1.3%
26,016	Cooper Industries, Ltd., Class A	807,797
44,751	Emerson Electric Company	1,449,932
15,331	Hubbell Incorporated, Class B	491,512
15,187	Rockwell Automation, Inc.	487,806
17,406	Roper Industries Inc.	788,666
12,211	SunPower Corporation, (2)	292,453
	Total Electrical Equipment	4,318,166
	Electronic Equipment & Instruments – 0.6%
19,658	Agilent Technologies, Inc., (2)	399,254
25,753	Amphenol Corporation, Class A	814,825
57,682	Corning Incorporated	926,373
	Total Electronic Equipment & Instruments	2,140,452
	Energy Equipment & Services – 1.2%
30,139	Cooper Cameron Corporation, (2)	852,934
14,995	Diamond Offshore Drilling, Inc.	1,245,335
52,658	Halliburton Company	1,090,021
34,655	Smith International, Inc.	892,366
	Total Energy Equipment & Services	4,080,656
	Food & Staples Retailing – 1.6%
47,539	CVS Caremark Corporation	1,515,068
24,284	Kroger Co.	535,462
24,262	SUPERVALU INC.	314,193
34,413	Walgreen Co.	1,011,742
40,180	Wal-Mart Stores, Inc.	1,946,319
	Total Food & Staples Retailing	5,322,784
	Food Products – 0.7%
21,158	Archer-Daniels-Midland Company	566,400
46,495	Kraft Foods Inc.	1,178,183
65,758	Sara Lee Corporation	641,798
	Total Food Products	2,386,381

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Gas Utilities – 0.7%
45,248	Nicor Inc.	$1,566,486
26,900	Piedmont Natural Gas Company	648,559
	Total Gas Utilities	2,215,045
	Health Care Equipment & Supplies – 1.9%
35,925	Accuray, Inc., (2)	239,620
20,686	Baxter International, Inc.	1,095,531
58,519	Boston Scientific Corporation, (2)	593,383
37,780	ev3, Inc., (2)	405,002
12,334	Hill Rom Holdings Inc.	200,057
8,707	Intuitive Surgical, Inc., (2)	1,424,988
27,355	Medtronic, Inc.	954,416
18,791	Saint Jude Medical Inc., (2)	772,310
12,246	Zimmer Holdings, Inc., (2)	521,680
	Total Health Care Equipment & Supplies	6,206,987
	Health Care Providers & Services – 1.7%
13,759	Brookdale Senior Living Inc.	134,013
18,760	Cardinal Health, Inc.	573,118
24,929	Lincare Holdings, (2)	586,330
25,829	Medco Health Solutions, Inc., (2)	1,178,061
10,900	Omnicare, Inc.	280,784
82,800	Tenet Healthcare Corporation, (2)	233,496
34,392	UnitedHealth Group Incorporated	859,112
11,579	Universal Health Services, Inc., Class B	565,634
22,500	Wellpoint Inc., (2)	1,145,025
	Total Health Care Providers & Services	5,555,573
	Hotels, Restaurants & Leisure – 1.9%
18,334	Carnival Corporation	472,467
30,804	International Game Technology	489,784
10,272	Interval Leisure Group Inc., (2)	95,735
23,824	McDonald's Corporation	1,369,642
158,917	Starbucks Corporation, (2)	2,207,357
36,688	Starwood Hotels & Resorts Worldwide, Inc.	814,474
20,520	Tim Hortons Inc.	503,561
84,855	Wendy's International, Inc.	339,420
	Total Hotels, Restaurants & Leisure	6,292,440
	Household Durables – 0.3%
19,013	KB Home	260,098
39,500	Newell Rubbermaid Inc.	411,195
6,586	Whirlpool Corporation	280,300
	Total Household Durables	951,593
	Household Products – 1.0%
66,483	Procter & Gamble Company	3,397,281
	Industrial Conglomerates – 1.1%
15,300	3M Co.	919,530
222,934	General Electric Company	2,612,786
	Total Industrial Conglomerates	3,532,316
	Insurance – 0.9%
16,791	AFLAC Incorporated	522,032
26,685	Fidelity National Title Group Inc., Class A	361,048
27,111	Marsh & McLennan Companies, Inc.	545,744

Nuveen Investments

Shares	Description (1)	Value
	Insurance (continued)
13,901	Prudential Financial, Inc.	$517,395
21,228	Travelers Companies, Inc.	871,197
	Total Insurance	2,817,416
	Internet & Catalog Retail – 1.2%
46,748	Amazon.com, Inc., (2)	3,910,938
10,272	Hosting Site Network, Inc., (2)	108,575
8,768	Ticketmaster Online-Citysearch, Inc., (2)	56,291
	Total Internet & Catalog Retail	4,075,804
	Internet Software & Services – 4.9%
42,381	Akamai Technologies, Inc., (2)	812,868
160,162	eBay Inc., (2)	2,743,575
23,859	Google Inc., Class A, (2)	10,058,715
25,653	IAC/InterActiveCorp., (2)	411,731
43,727	United Online, Inc.	284,663
128,203	Yahoo! Inc., (2)	2,007,659
	Total Internet Software & Services	16,319,211
	IT Services – 1.9%
67,203	Automatic Data Processing, Inc.	2,381,674
24,114	Fidelity National Information Services	481,315
8,016	Global Payments Inc.	300,279
26,932	Infosys Technologies Limited, Sponsored ADR	990,559
9,286	Lender Processing Services Inc.	257,872
69,543	Paychex, Inc.	1,752,484
2,370	Visa Inc.	147,556
	Total IT Services	6,311,739
	Life Sciences Tools & Services – 0.6%
44,529	Life Technologies Corporation, (2)	1,857,750
	Machinery – 1.3%
29,526	Caterpillar Inc.	975,539
8,066	Danaher Corporation	497,995
19,551	Deere & Company	781,062
16,157	Eaton Corporation	720,764
26,992	Graco Inc.	594,364
15,463	SPX Corporation	757,223
	Total Machinery	4,326,947
	Media – 3.3%
19,588	CBS Corporation, Class B	135,549
210,482	Comcast Corporation, Special Class A	2,967,796
130,176	DIRECTV Group, Inc., (2)	3,216,649
29,404	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	786,557
89,100	News Corporation, Class A	811,701
51,500	News Corporation, Class B	544,355
22,907	Omnicom Group, Inc.	723,403
18,535	Regal Entertainment Group, Class A	246,330
4,334	Time Warner Cable, Class A, (2)	137,258
20,995	Time Warner Inc.	528,864
39,562	Walt Disney Company	922,981
	Total Media	11,021,443
	Metals & Mining – 0.7%
14,452	AngloGold Ashanti Limited, Sponsored ADR	529,377

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Metals & Mining (continued)
39,814	Companhia Siderurgica Nacional S.A., Sponsored ADR	$889,843
40,654	Southern Copper Corporation	830,968
	Total Metals & Mining	2,250,188
	Multiline Retail – 1.3%
13,570	Family Dollar Stores, Inc.	384,031
26,043	Federated Department Stores, Inc.	306,266
17,711	J.C. Penney Company, Inc.	508,483
13,108	Kohl's Corporation, (2)	560,367
23,262	Sears Holding Corporation, (2)	1,547,388
24,214	Target Corporation	955,727
	Total Multiline Retail	4,262,262
	Multi-Utilities – 0.5%
22,795	Integrys Energy Group, Inc.	683,622
39,027	OGE Energy Corp.	1,105,245
	Total Multi-Utilities	1,788,867
	Oil, Gas & Consumable Fuels – 5.0%
3,301	BP PLC, Sponsored ADR	157,392
65,950	Chevron Corporation	4,369,188
49,156	ConocoPhillips	2,067,501
43,034	Delta Petroleum Corporation, (2)	83,056
114,133	Exxon Mobil Corporation	7,979,038
3,531	Royal Dutch Shell PLC, Class A, Sponsored ADR	177,221
41,765	XTO Energy, Inc.	1,592,917
	Total Oil, Gas & Consumable Fuels	16,426,313
	Paper & Forest Products – 0.2%
28,620	International Paper Company	433,021
	Pharmaceuticals – 5.1%
39,972	Abbott Laboratories	1,880,283
13,987	Allergan, Inc.	665,501
63,983	Bristol-Myers Squibb Company	1,299,495
32,375	Eli Lilly and Company	1,121,470
23,799	Forest Laboratories, Inc., (2)	597,593
17,456	GlaxoSmithKline PLC, Sponsored ADR	616,895
57,273	Johnson & Johnson	3,253,106
69,295	Merck & Co. Inc.	1,937,488
3,434	Novartis AG, Sponsored ADR	140,073
173,096	Pfizer Inc.	2,596,440
40,849	Schering-Plough Corporation	1,026,127
34,118	Wyeth	1,548,616
	Total Pharmaceuticals	16,683,087
	Professional Services – 0.6%
17,676	Manpower Inc.	748,402
26,700	Resources Connection, Inc., (2)	458,439
30,446	Robert Half International Inc.	719,135
	Total Professional Services	1,925,976
	Real Estate Investment Trust – 0.6%
18,413	Apartment Investment & Management Company, Class A	162,955
72,400	DCT Industrial Trust Inc.	295,392
667	Developers Diversified Realty Corporation	3,255
31,927	Nationwide Health Properties, Inc.	821,801

Nuveen Investments

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
41,276	Senior Housing Properties Trust	$673,624
34,858	U-Store-It Trust	170,804
	Total Real Estate Investment Trust	2,127,831
	Road & Rail – 0.5%
20,693	Burlington Northern Santa Fe Corporation	1,521,763
	Semiconductors & Equipment – 5.1%
58,540	Advanced Micro Devices, Inc., (2)	226,550
66,178	Altera Corporation	1,077,378
11,894	Analog Devices, Inc.	294,733
104,786	Applied Materials, Inc.	1,149,502
93,518	Atmel Corporation, (2)	348,822
68,477	Broadcom Corporation, Class A, (2)	1,697,545
4,693	Cymer, Inc., (2)	139,523
27,129	Cypress Semiconductor Corporation, (2)	249,587
28,948	Fairchild Semiconductor International Inc., Class A, (2)	202,347
44,597	Integrated Device Technology, Inc., (2)	269,366
347,418	Intel Corporation	5,749,768
5,349	Intersil Holding Corporation, Class A	67,237
54,469	Linear Technology Corporation	1,271,851
95,908	LSI Logic Corporation, (2)	437,340
15,600	MEMC Electronic Materials, (2)	277,836
36,360	National Semiconductor Corporation	456,318
8,967	Novellus Systems, Inc., (2)	149,749
91,521	NVIDIA Corporation, (2)	1,033,272
52,449	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	493,545
39,735	Texas Instruments Incorporated	846,356
19,986	Varian Semiconductor Equipment Associate, (2)	479,464
	Total Semiconductors & Equipment	16,918,089
	Software – 9.6%
199,950	Activision Blizzard Inc., (2)	2,525,369
98,034	Adobe Systems Incorporated, (2)	2,774,362
48,959	Autodesk, Inc., (2)	929,242
94,956	CA Inc.	1,655,083
33,659	Cadence Design Systems, Inc., (2)	198,588
60,562	Electronic Arts Inc. (EA), (2)	1,315,407
15,810	McAfee Inc., (2)	667,024
550,496	Microsoft Corporation	13,085,289
380,237	Oracle Corporation	8,144,676
7,232	SAP AG, Sponsored ADR	290,654
	Total Software	31,585,694
	Specialty Retail – 1.6%
21,611	Best Buy Co., Inc.	723,752
31,050	Gap, Inc.	509,220
52,160	Home Depot, Inc.	1,232,541
40,029	Limited Brands, Inc.	479,147
45,464	Lowe's Companies, Inc.	882,456
20,542	TJX Companies, Inc.	646,251
36,716	Urban Outfitters, Inc., (2)	766,263
	Total Specialty Retail	5,239,630
	Textiles, Apparel & Luxury Goods – 0.2%
14,191	Coach, Inc.	381,454

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 0.0%
2,762	Capitol Federal Financial	$105,867
1,712	Tree.com Inc., (2)	16,435
	Total Thrifts & Mortgage Finance	122,302
	Tobacco – 0.8%
51,156	Altria Group, Inc.	838,447
42,827	Philip Morris International	1,868,114
	Total Tobacco	2,706,561
	Wireless Telecommunication Services – 0.4%
20,453	China Mobile Hong Kong Limited, Sponsored ADR	1,024,286
15,625	Vodafone Group PLC, Sponsored ADR	304,531
	Total Wireless Telecommunication Services	1,328,817
	Total Common Stocks (cost $328,557,747)	322,590,060

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 8.4%
$27,803	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09, repurchase price $27,802,897, collateralized by $26,295,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $28,359,158	0.000%	7/01/09	$27,802,897
	Total Short-Term Investments (cost $27,802,897)			27,802,897
	Total Investments (cost $356,360,644) – 106.2%			350,392,957

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written – (5.1)% (4)
(867)	Mini-NDX 100 Index	$(11,921,250)	7/18/09	$137.5	$(951,533)
(1,480)	Mini-NDX 100 Index	(20,720,000)	7/18/09	140.0	(1,291,300)
(675)	Mini-NDX 100 Index	(9,450,000)	8/22/09	140.0	(727,313)
(465)	Mini-NDX 100 Index	(6,626,250)	8/22/09	142.5	(415,012)
(676)	Mini-NDX 100 Index	(9,802,000)	8/22/09	145.0	(491,790)
(1,016)	Mini-NDX 100 Index	(14,732,000)	9/19/09	145.0	(891,540)
(68)	NASDAQ 100 Index	(9,350,000)	7/18/09	1,375	(745,620)
(124)	NASDAQ 100 Index	(17,360,000)	7/18/09	1,400	(1,083,140)
(129)	NASDAQ 100 Index	(18,060,000)	8/22/09	1,400	(1,387,395)
(90)	NASDAQ 100 Index	(12,825,000)	8/22/09	1,425	(805,050)
(129)	NASDAQ 100 Index	(18,705,000)	8/22/09	1,450	(937,830)
(34)	NASDAQ 100 Index	(4,930,000)	9/19/09	1,450	(297,500)
(231)	S&P 500 Index	(20,212,500)	7/18/09	875.0	(1,149,225)
(183)	S&P 500 Index	(16,470,000)	7/18/09	900.0	(548,085)
(234)	S&P 500 Index	(21,645,000)	7/18/09	925.0	(341,640)
(218)	S&P 500 Index	(19,075,000)	8/22/09	875.0	(1,319,990)
(380)	S&P 500 Index	(34,200,000)	8/22/09	900.0	(1,639,700)
(234)	S&P 500 Index	(21,645,000)	8/22/09	925.0	(668,070)
(249)	S&P 500 Index	(22,410,000)	9/19/09	900.0	(1,288,575)
(7,482)	Total Call Options Written (premiums received $18,303,082)	(310,139,000)			(16,980,308)
	Other Assets Less Liabilities – (1.1)%				(3,614,581)
	Net Assets – 100%				$329,798,068

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund

Portfolio of INVESTMENTS

  June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 98.8%
	Aerospace & Defense – 2.4%
29,868	Boeing Company	$1,269,390
6,100	Goodrich Corporation	304,817
33,500	Honeywell International Inc.	1,051,900
14,596	Raytheon Company	648,500
33,003	United Technologies Corporation	1,714,836
	Total Aerospace & Defense	4,989,443
	Air Freight & Logistics – 0.9%
36,398	United Parcel Service, Inc., Class B	1,819,536
	Airlines – 0.1%
27,025	Lan Airlines S.A., Sponsored ADR	325,111
	Auto Components – 0.0%
9,310	Cooper Tire & Rubber	92,355
	Automobiles – 0.3%
99,139	Ford Motor Company, (2)	601,774
	Beverages – 2.4%
55,774	Coca-Cola Company	2,676,594
42,701	PepsiCo, Inc.	2,346,847
	Total Beverages	5,023,441
	Biotechnology – 1.0%
14,225	Celgene Corporation, (2)	680,524
1,860	Cephalon, Inc., (2)	105,369
977	Facet Biotech Corporation, (2)	9,076
25,401	Gilead Sciences, Inc., (2)	1,189,783
10,546	PDL Biopahrma Inc.	83,313
	Total Biotechnology	2,068,065
	Capital Markets – 2.8%
54,291	Charles Schwab Corporation	952,264
24,811	Federated Investors Inc.	597,697
15,129	Goldman Sachs Group, Inc.	2,230,620
49,201	Morgan Stanley	1,402,721
22,422	Waddell & Reed Financial, Inc., Class A	591,268
	Total Capital Markets	5,774,570
	Chemicals – 2.2%
50,639	Dow Chemical Company	817,313
47,395	E.I. Du Pont de Nemours and Company	1,214,260
7,435	Eastman Chemical Company	281,787
13,163	Monsanto Company	978,537
29,107	Olin Corporation	346,082
13,161	PPG Industries, Inc.	577,768

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Chemicals (continued)
17,383	RPM International, Inc.	$244,057
	Total Chemicals	4,459,804
	Commercial Banks – 2.4%
13,229	Comerica Incorporated	279,793
10,564	First Horizon National Corporation, (2)	126,770
8,668	FirstMerit Corporation	147,183
49,105	Huntington BancShares Inc.	205,259
33,673	Regions Financial Corporation	136,039
67,986	U.S. Bancorp	1,218,309
119,526	Wells Fargo & Company	2,899,701
	Total Commercial Banks	5,013,054
	Commercial Services & Supplies – 0.3%
13,362	Avery Dennison Corporation	343,136
17,872	Deluxe Corporation	228,940
13,500	Kimball International Inc., Class B	84,240
18,017	Standard Register Company	58,735
	Total Commercial Services & Supplies	715,051
	Communications Equipment – 2.9%
158,911	Cisco Systems, Inc., (2)	2,962,101
104,122	Motorola, Inc.	690,329
48,603	QUALCOMM, Inc.	2,196,856
1,050	Research In Motion Limited, (2)	74,603
	Total Communications Equipment	5,923,889
	Computers & Peripherals – 4.4%
24,103	Apple, Inc., (2)	3,432,990
45,123	Dell Inc., (2)	619,539
60,347	EMC Corporation, (2)	790,546
39,801	International Business Machines Corporation (IBM)	4,156,020
	Total Computers & Peripherals	8,999,095
	Consumer Finance – 0.2%
21,743	American Express Company	505,307
	Containers & Packaging – 0.2%
21,200	Packaging Corp. of America	343,440
	Distributors – 0.5%
29,620	Genuine Parts Company	994,047
	Diversified Consumer Services – 0.2%
4,377	Apollo Group, Inc., (2)	311,292
	Diversified Financial Services – 3.8%
160,276	Bank of America Corporation	2,115,643
114,696	Citigroup Inc.	340,647
3,692	CME Group, Inc.	1,148,618
4,567	Intercontinental Exchange, Inc., (2)	521,734
100,078	JPMorgan Chase & Co.	3,413,661
14,394	New York Stock Exchange Euronext	392,237
	Total Diversified Financial Services	7,932,540
	Diversified Telecommunication Services – 4.0%
4,000	Alaska Communications Systems Group Inc.	29,280

Nuveen Investments

Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
183,961	AT&T Inc.	$4,569,590
81,953	Frontier Communications Corporation	585,144
101,387	Verizon Communications Inc.	3,115,623
	Total Diversified Telecommunication Services	8,299,637
	Electric Utilities – 1.7%
91,400	Duke Energy Corporation	1,333,526
66,284	Great Plains Energy Incorporated	1,030,716
31,735	Progress Energy, Inc.	1,200,535
	Total Electric Utilities	3,564,777
	Electrical Equipment – 1.1%
9,653	Cooper Industries, Ltd., Class A	299,726
45,409	Emerson Electric Company	1,471,252
910	First Solar Inc., (2)	147,529
2,000	Hubbell Incorporated, Class B	64,120
8,817	Rockwell Automation, Inc.	283,202
	Total Electrical Equipment	2,265,829
	Electronic Equipment & Instruments – 0.4%
49,758	Corning Incorporated	799,113
	Energy Equipment & Services – 2.2%
12,700	Baker Hughes Incorporated	462,788
2,746	Carbo Ceramics Inc.	93,913
2,500	Diamond Offshore Drilling, Inc.	207,625
34,006	Halliburton Company	703,924
15,267	National-Oilwell Varco Inc., (2)	498,620
5,209	Noble Corporation	157,572
37,639	Schlumberger Limited	2,036,646
11,347	Smith International, Inc.	292,185
2,000	Tidewater Inc.	85,740
548	Transocean Inc., (2)	40,711
	Total Energy Equipment & Services	4,579,724
	Food & Staples Retailing – 2.3%
41,495	CVS Caremark Corporation	1,322,446
23,637	SUPERVALU INC.	306,099
63,364	Wal-Mart Stores, Inc.	3,069,352
6,512	Whole Foods Market, Inc.	123,598
	Total Food & Staples Retailing	4,821,495
	Food Products – 1.2%
15,986	Archer-Daniels-Midland Company	427,945
41,300	ConAgra Foods, Inc.	787,178
48,088	Kraft Foods Inc.	1,218,550
	Total Food Products	2,433,673
	Gas Utilities – 0.8%
33,775	Nicor Inc.	1,169,291
14,500	ONEOK, Inc.	427,605
	Total Gas Utilities	1,596,896
	Health Care Equipment & Supplies – 0.7%
28,854	Boston Scientific Corporation, (2)	292,580
4,168	Hologic Inc., (2)	59,311

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
29,845	Medtronic, Inc.	$1,041,292
	Total Health Care Equipment & Supplies	1,393,183
	Health Care Providers & Services – 1.8%
14,603	Aetna Inc.	365,805
1,637	Brookdale Senior Living Inc.	15,944
9,087	Express Scripts, Inc., (2)	624,731
540	Henry Schein Inc., (2)	25,893
5,614	Humana Inc., (2)	181,108
2,280	Lincare Holdings, (2)	53,626
16,649	Medco Health Solutions, Inc., (2)	759,361
24,649	Tenet Healthcare Corporation, (2)	69,510
34,501	UnitedHealth Group Incorporated	861,835
13,342	Wellpoint Inc., (2)	678,974
	Total Health Care Providers & Services	3,636,787
	Hotels, Restaurants & Leisure – 1.2%
6,173	International Game Technology	98,151
35,011	McDonald's Corporation	2,012,782
11,787	Tim Hortons Inc.	289,253
43,350	Wendy's International, Inc.	173,400
	Total Hotels, Restaurants & Leisure	2,573,586
	Household Durables – 0.9%
9,283	Black & Decker Corporation	266,051
10,000	KB Home	136,800
3,450	Lennar Corporation, Class A	33,431
39,679	Newell Rubbermaid Inc.	413,058
12,000	Snap-on Incorporated	344,880
13,500	Stanley Works	456,840
2,527	Whirlpool Corporation	107,549
	Total Household Durables	1,758,609
	Household Products – 2.9%
12,608	Colgate-Palmolive Company	891,890
19,218	Kimberly-Clark Corporation	1,007,600
79,207	Procter & Gamble Company	4,047,478
	Total Household Products	5,946,968
	Industrial Conglomerates – 2.5%
22,140	3M Co.	1,330,614
326,820	General Electric Company	3,830,330
	Total Industrial Conglomerates	5,160,944
	Insurance – 2.0%
34,540	Arthur J. Gallagher & Co.	737,084
17,072	Fidelity National Title Group Inc., Class A	230,984
34,793	Lincoln National Corporation	598,788
27,861	Marsh & McLennan Companies, Inc.	560,842
17,648	Mercury General Corporation	589,973
14,581	Prudential Financial, Inc.	542,705
16,400	Travelers Companies, Inc.	673,056
13,560	Unitrin, Inc.	162,991
	Total Insurance	4,096,423

Nuveen Investments

Shares	Description (1)	Value
	Internet & Catalog Retail – 0.4%
10,150	Amazon.com, Inc., (2)	$849,149
	Internet Software & Services – 2.1%
4,723	Akamai Technologies, Inc., (2)	90,587
29,263	eBay Inc., (2)	501,275
6,242	Google Inc., Class A, (2)	2,631,565
29,461	United Online, Inc.	191,791
10,377	VeriSign, Inc., (2)	191,767
40,985	Yahoo! Inc., (2)	641,825
	Total Internet Software & Services	4,248,810
	IT Services – 0.9%
35,833	Automatic Data Processing, Inc.	1,269,922
11,786	Cognizant Technology Solutions Corporation, Class A, (2)	314,686
11,474	Fidelity National Information Services	229,021
2,687	Lender Processing Services Inc.	74,618
640	Visa Inc.	39,846
	Total IT Services	1,928,093
	Leisure Equipment & Products – 0.7%
38,906	Eastman Kodak Company	115,162
62,946	Mattel, Inc.	1,010,283
8,000	Polaris Industries Inc.	256,960
	Total Leisure Equipment & Products	1,382,405
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	67,404
2,730	Life Technologies Corporation, (2)	113,896
	Total Life Sciences Tools & Services	181,300
	Machinery – 1.8%
14,970	Briggs & Stratton Corporation	199,700
30,000	Caterpillar Inc.	991,200
10,116	Cummins Inc.	356,184
19,204	Deere & Company	767,200
18,936	Illinois Tool Works, Inc.	707,070
23,511	Ingersoll Rand Company Limited, Class A	491,380
5,500	Pentair, Inc.	140,910
	Total Machinery	3,653,644
	Media – 1.3%
102,034	Comcast Corporation, Class A	1,478,473
5,070	Lamar Advertising Company, (2)	77,419
30,710	New York Times, Class A	169,212
52,079	Regal Entertainment Group, Class A	692,130
45,144	Sirius XM Radio Inc., (2)	19,412
27,092	World Wrestling Entertainment Inc.	340,276
	Total Media	2,776,922
	Metals & Mining – 0.9%
9,885	Companhia Siderurgica Nacional S.A., Sponsored ADR	220,930
15,846	Freeport-McMoRan Copper & Gold, Inc.	794,043
523	Mittal Steel Company NV	17,301
25,492	Southern Copper Corporation	521,056
6,332	United States Steel Corporation	226,306
	Total Metals & Mining	1,779,636

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Shares	Description (1)	Value
	Multiline Retail – 0.6%
12,421	Nordstrom, Inc.	$247,054
23,038	Target Corporation	909,310
	Total Multiline Retail	1,156,364
	Multi-Utilities – 2.2%
42,310	Ameren Corporation	1,053,096
56,900	CenterPoint Energy, Inc.	630,452
24,452	Consolidated Edison, Inc.	914,994
30,928	Dominion Resources, Inc.	1,033,614
33,554	Integrys Energy Group, Inc.	1,006,284
	Total Multi-Utilities	4,638,440
	Oil, Gas & Consumable Fuels – 10.9%
16,861	Chesapeake Energy Corporation	334,354
65,226	Chevron Corporation	4,321,222
48,311	ConocoPhillips	2,031,961
11,087	CONSOL Energy Inc.	376,515
6,936	EOG Resources, Inc.	471,093
131,912	Exxon Mobil Corporation	9,221,967
9,247	Frontline Limited	225,257
8,381	Hess Corporation	450,479
22,790	Marathon Oil Corporation	686,663
24,500	Occidental Petroleum Corporation	1,612,345
14,441	Peabody Energy Corporation	435,541
24,031	Ship Financial International Limited	265,062
14,714	Southwestern Energy Company, (2)	571,639
23,943	StatoilHydro ASA, Sponsored ADR	473,353
21,254	Valero Energy Corporation	358,980
20,451	XTO Energy, Inc.	780,001
	Total Oil, Gas & Consumable Fuels	22,616,432
	Paper & Forest Products – 0.3%
21,923	Weyerhaeuser Company	667,117
	Personal Products – 0.3%
23,000	Avon Products, Inc.	592,940
	Pharmaceuticals – 9.5%
56,001	Abbott Laboratories	2,634,287
8,526	AstraZeneca PLC, Sponsored ADR	376,338
90,263	Bristol-Myers Squibb Company	1,833,242
35,400	Eli Lilly and Company	1,226,256
79,221	Johnson & Johnson	4,499,752
85,524	Merck & Co. Inc.	2,391,251
220,129	Pfizer Inc.	3,301,935
19,447	Sanofi-Aventis, Sponsored ADR	573,492
45,795	Schering-Plough Corporation	1,150,370
37,580	Wyeth	1,705,756
	Total Pharmaceuticals	19,692,679
	Real Estate Investment Trust – 1.3%
35,857	Brandywine Realty Trust	267,135
10,519	CapLease Inc.	29,032
18,248	Hospitality Properties Trust	216,969
51,065	Lexington Corporate Properties Trust	173,621
42,576	Nationwide Health Properties, Inc.	1,095,906
50,200	Senior Housing Properties Trust	819,264
14,334	U-Store-It Trust	70,237
	Total Real Estate Investment Trust	2,672,164

Nuveen Investments

Shares	Description (1)	Value
	Semiconductors & Equipment – 2.8%
27,459	Analog Devices, Inc.	$680,434
35,573	Applied Materials, Inc.	390,236
163,058	Intel Corporation	2,698,610
3,100	MEMC Electronic Materials, (2)	55,211
43,074	Microchip Technology Incorporated	971,319
20,469	NVIDIA Corporation, (2)	231,095
38,764	Texas Instruments Incorporated	825,673
	Total Semiconductors & Equipment	5,852,578
	Software – 4.4%
17,693	Adobe Systems Incorporated, (2)	500,712
9,211	Autodesk, Inc., (2)	174,825
238,266	Microsoft Corporation	5,663,582
114,802	Oracle Corporation	2,459,059
5,607	Salesforce.com, Inc., (2)	214,019
	Total Software	9,012,197
	Specialty Retail – 2.4%
6,450	Abercrombie & Fitch Co., Class A	163,766
25,500	American Eagle Outfitters, Inc.	361,335
11,675	Best Buy Co., Inc.	390,996
18,656	Gap, Inc.	305,958
64,570	Home Depot, Inc.	1,525,789
33,172	Limited Brands, Inc.	397,069
43,280	Lowe's Companies, Inc.	840,065
5,825	Sherwin-Williams Company	313,094
7,793	Tiffany & Co.	197,630
14,600	TJX Companies, Inc.	459,316
	Total Specialty Retail	4,955,018
	Textiles, Apparel & Luxury Goods – 0.5%
1,014	Cherokee Inc.	20,097
17,426	VF Corporation	964,529
	Total Textiles, Apparel & Luxury Goods	984,626
	Thrifts & Mortgage Finance – 0.3%
58,864	New York Community Bancorp, Inc.	629,256
	Tobacco – 1.8%
70,986	Altria Group, Inc.	1,163,461
45,773	Philip Morris International	1,996,618
12,200	Reynolds American Inc.	471,164
8,205	Vector Group Ltd.	117,249
	Total Tobacco	3,748,492
	Trading Cos & Distributors – 0.2%
4,580	W.W. Grainger, Inc.	375,010
	Wireless Telecommunication Services – 0.4%
54,217	Sprint Nextel Corporation, (2)	260,784
33,200	Vodafone Group PLC, Sponsored ADR	647,068
	Total Wireless Telecommunication Services	907,852
	Total Common Stocks (cost $255,457,226)	204,120,582

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of INVESTMENTS June 30, 2009 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.9%
$12,169	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09, repurchase price $12,168,590, collateralized by:
	$100,000 U.S. Treasury Bonds, 8.875%, due 8/15/17, value $141,900 and	0.000%	7/01/09	$139,118
	$11,380,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $12,273,330	0.000%	7/01/09	12,029,472
	Total Short-Term Investments (cost $12,168,590)			12,168,590
	Total Investments (cost $267,625,816) – 104.7%			216,289,172

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written – (3.5)% (4)
(234)	S&P 500 Index	$(20,475,000)	7/18/09	$875	$(1,164,150)
(191)	S&P 500 Index	(17,190,000)	7/18/09	900	(572,045)
(242)	S&P 500 Index	(22,385,000)	7/18/09	925	(353,320)
(225)	S&P 500 Index	(19,687,500)	8/22/09	875	(1,362,375)
(389)	S&P 500 Index	(35,010,000)	8/22/09	900	(1,678,535)
(242)	S&P 500 Index	(22,385,000)	8/22/09	925	(690,910)
(257)	S&P 500 Index	(23,130,000)	9/19/09	900	(1,329,975)
(1,780)	Total Call Options Written (premiums received $8,742,060)	(160,262,500)			(7,151,310)
	Other Assets Less Liabilities – (1.2)%				(2,581,169)
	Net Assets – 100%				$206,556,693

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

  June 30, 2009 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Assets
Investments, at value (cost $563,949,333, $947,895,605, $356,360,644 and $267,625,816, respectively)	$494,263,097	$879,352,510	$350,392,957	$216,289,172
Receivables:
Call options closed/expired	3,909,626	8,330,801	3,912,885	1,419,337
Dividends and interest	772,153	1,117,625	317,621	341,616
Reclaims	8,164	3,911	1,861	3,824
Other assets	29,406	45,987	18,206	12,710
Total assets	498,982,446	888,850,834	354,643,530	218,066,659
Liabilities
Cash overdraft	77,548	76,304	28,742	12,419
Call options written, at value (premiums received $23,991,796, $44,055,039, $18,303,082 and $8,742,060, respectively)	19,585,915	38,581,983	16,980,308	7,151,310
Payables:
Dividends	10,727,546	18,915,627	7,542,762	4,109,490
Shares repurchased	40,547	31,928	11,090	35,074
Accrued expenses:
Management fees	230,537	402,311	189,665	149,718
Other	104,184	211,143	92,895	51,955
Total liabilities	30,766,277	58,219,296	24,845,462	11,509,966
Net assets	$468,216,169	$830,631,538	$329,798,068	$206,556,693
Shares outstanding	38,417,887	66,058,537	25,847,591	16,311,642
Net asset value per share outstanding	$12.19	$12.57	$12.76	$12.66
Net assets consist of:
Shares, $.01 par value per share	$384,179	$660,585	$258,476	$163,116
Paid-in surplus	586,800,435	983,520,181	374,684,072	279,987,488
Undistributed (Over-distribution of) net investment income	(19,233,500)	(37,014,054)	(15,244,616)	(6,855,228)
Accumulated net realized gain (loss) from investments, foreign currency and call options written	(34,454,590)	(53,465,135)	(25,254,951)	(16,992,789)
Net unrealized appreciation (depreciation) of investments and call options written	(65,280,355)	(63,070,039)	(4,644,913)	(49,745,894)
Net assets	$468,216,169	$830,631,538	$329,798,068	$206,556,693

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

  Six Months Ended June 30, 2009 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Investment Income
Dividends (net of foreign tax withheld of $5,510, $30,467, $12,202 and $10,192, respectively)	$7,317,497	$10,119,653	$3,171,567	$3,268,017
Interest	10,562	20,396	7,564	4,457
Total investment income	7,328,059	10,140,049	3,179,131	3,272,474
Expenses
Management fees	2,055,232	3,572,776	1,424,877	880,052
Shareholders' servicing agent fees and expenses	591	928	247	162
Custodian's fees and expenses	46,870	73,839	41,304	23,691
Trustees' fees and expenses	8,515	14,842	5,843	3,739
Professional fees	25,791	39,153	20,038	16,053
Shareholders' reports — printing and mailing expenses	56,158	83,953	31,687	25,572
Stock exchange listing fees	6,557	11,283	4,572	4,572
Investor relations expense	39,992	66,229	24,352	15,466
Other expenses	14,561	63,289	54,475	16,543
Total expenses before custodian fee credit and expense reimbursement	2,254,267	3,926,292	1,607,395	985,850
Custodian fee credit	(99)	(124)	(49)	(24)
Expense reimbursement	(685,602)	(1,204,655)	(316,885)	—
Net expenses	1,568,566	2,721,513	1,290,461	985,826
Net investment income	5,759,493	7,418,536	1,888,670	2,286,648
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(29,861,993)	(22,281,564)	(10,587,619)	(15,833,702)
Call options written	(9,278,393)	(19,821,628)	(9,209,824)	(3,099,269)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	36,238,975	76,747,977	46,338,883	17,034,999
Call options written	(70,513)	(5,888,882)	(4,134,731)	99,242
Net realized and unrealized gain (loss)	(2,971,924)	28,755,903	22,406,709	(1,798,730)
Net increase (decrease) in net assets from operations	$2,787,569	$36,174,439	$24,295,379	$487,918

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/09	Year Ended 12/31/08	Six Months Ended 6/30/09	Year Ended 12/31/08
Operations
Net investment income	$5,759,493	$14,903,399	$7,418,536	$19,861,308
Net realized gain (loss) from:
Investments and foreign currency	(29,861,993)	(1,456,797)	(22,281,564)	(19,195,055)
Call options written	(9,278,393)	105,051,099	(19,821,628)	177,079,782
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	36,238,975	(272,201,460)	76,747,977	(464,376,500)
Call options written	(70,513)	(2,097,986)	(5,888,882)	(1,747,207)
Net increase (decrease) in net assets from operations	2,787,569	(155,801,745)	36,174,439	(288,377,672)
Distributions to Shareholders
From and in excess of net investment income	(24,992,993)	—	(44,430,279)	—
From net investment income	—	(15,175,060)	—	(40,991,628)
From accumulated net realized gains	—	(43,974,543)	—	(64,641,062)
Decrease in net assets from distributions to shareholders	(24,992,993)	(59,149,603)	(44,430,279)	(105,632,690)
Capital Share Transactions
Shares repurchased	(1,284,611)	(1,275,804)	(2,691,146)	(1,938,029)
Net increase (decrease) in net assets from capital share transactions	(1,284,611)	(1,275,804)	(2,691,146)	(1,938,029)
Net increase (decrease) in net assets	(23,490,035)	(216,227,152)	(10,946,986)	(395,948,391)
Net assets at the beginning of period	491,706,204	707,933,356	841,578,524	1,237,526,915
Net assets at the end of period	$468,216,169	$491,706,204	$830,631,538	$841,578,524
Undistributed (Over-distribution of) net investment income at the end of period	$(19,233,500)	$—	$(37,014,054)	$(2,311)

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (continued) (Unaudited)

	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/09	Year Ended 12/31/08	Six Months Ended 6/30/09	Year Ended 12/31/08
Operations
Net investment income	$1,888,670	$4,547,250	$2,286,648	$5,923,521
Net realized gain (loss) from:
Investments and foreign currency	(10,587,619)	12,318,905	(15,833,702)	(1,308,979)
Call options written	(9,209,824)	67,110,542	(3,099,269)	37,807,215
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	46,338,883	(201,403,897)	17,034,999	(118,850,499)
Call options written	(4,134,731)	(422,652)	99,242	(906,295)
Net increase (decrease) in net assets from operations	24,295,379	(117,849,852)	487,918	(77,335,037)
Distributions to Shareholders
From and in excess of net investment income	(17,132,521)	—	(9,141,856)	—
From net investment income	—	(23,919,169)	—	(6,573,928)
From accumulated net realized gains	—	(17,979,679)	—	(17,961,421)
Decrease in net assets from distributions to shareholders	(17,132,521)	(41,898,848)	(9,141,856)	(24,535,349)
Capital Share Transactions
Shares repurchased	(1,336,025)	(1,278,064)	(832,957)	(1,386,261)
Net increase (decrease) in net assets from capital share transactions	(1,336,025)	(1,278,064)	(832,957)	(1,386,261)
Net increase (decrease) in net assets	5,826,833	(161,026,764)	(9,486,895)	(103,256,647)
Net assets at the beginning of period	323,971,235	484,997,999	216,043,588	319,300,235
Net assets at the end of period	$329,798,068	$323,971,235	$206,556,693	$216,043,588
Undistributed (Over-distribution of) net investment income at the end of period	$(15,244,616)	$(765)	$(6,855,228)	$(20)

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

The funds covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Equity Premium Income Fund (JPZ), Nuveen Equity Premium Opportunity Fund (JSN), Nuveen Equity Premium Advantage Fund (JLA) and Nuveen Equity Premium and Growth Fund (JPG) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Each Fund seeks to provide a high level of current income and gains by investing primarily in a diversified equity portfolio that seeks to substantially replicate price movements of either the Standard & Poor's 500 Stock Index or a weighted average of the Standard & Poor's 500 Stock Index and the NASDAQ-100 Stock Index and is designed to support the Funds' index option strategies. The Funds also use an index option strategy of selling index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Short-term investments are valued at amortized cost, which approximates value.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 Eastern Time (ET), which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Fund's Board of Trustees, or its designee, will determine a value for the options. Any such valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (continued) (Unaudited)

substantially all of its investment company taxable income to shareholders. In any year when the Funds realize net capital gains, each Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains. The Funds had no retained capital gains for the tax year ended December 31, 2008.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Funds make quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds' Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund's investment strategy through regular quarterly distributions (a "Managed Distribution Program"). Total distributions during a calendar year generally will be made from each Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund's assets and would be treated by shareholders as a non-taxable distribution for tax purposes. In the event that total distributions during a calendar year exceed a Fund's total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. If a Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2008, is reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2009, are provisionally classified as being "From and in excess of net investment income," and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over-distribution of) net investment income" as of June 30, 2009, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2009, reflect an over-distribution of net investment income.

Foreign Currency Transactions

The Funds are authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

Nuveen Investments

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

The realized and unrealized gains or losses resulting from changes in foreign exchange rates, if any, are included in "Realized gain (loss) from investments and foreign currency" and "change in net unrealized appreciation (depreciation) of investments and foreign currency" on the Statement of Operations.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and are authorized to purchase and write (sell) call and put options on securities in an attempt to manage such risk. The Funds are also authorized to purchase and write call and put options on futures, swaps ("swaptions") or currencies in an attempt to manage other possible risks. The purchase of put options involves the risk of loss of all or a part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities. The risk associated with purchasing put options is limited to the premium paid. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of "Call options written, at value" on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option expires or a Fund enters into a closing purchase transaction. The changes in value of options written during the reporting period are recognized as "Change in net unrealized appreciation (depreciation) of call options written" on the Statement of Operations. When a call or put option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as "Net realized gain (loss) from call options written" on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

The average notional balance of call options written during the six months ended June 30, 2009, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Call options written average notional balance	$(452,408,333)	$(792,145,667)	$(311,271,833)	$(160,991,667)

Refer to Footnote 3—Derivative Instruments and Hedging Activities for further details on call options written.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (continued) (Unaudited)

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of June 30, 2009:

Equity Premium Income (JPZ)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$451,991,343	$—	$—	$451,991,343
Short-Term Investments	42,271,754	—	—	42,271,754
Call Options Written	(19,585,915)	—	—	(19,585,915)
Total	$474,677,182	$—	$—	$474,677,182
Equity Premium Opportunity (JSN)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$803,726,186	$—	$—	$803,726,186
Short-Term Investments	75,626,324	—	—	75,626,324
Call Options Written	(38,581,983)	—	—	(38,581,983)
Total	$840,770,527	$—	$—	$840,770,527
Equity Premium Advantage (JLA)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$322,590,060	$—	$—	$322,590,060
Short-Term Investments	27,802,897	—	—	27,802,897
Call Options Written	(16,980,308)	—	—	(16,980,308)
Total	$333,412,649	$—	$—	$333,412,649

Nuveen Investments

Equity Premium and Growth (JPG)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$204,120,582	$—	$—	$204,120,582
Short-Term Investments	12,168,590	—	—	12,168,590
Call Options Written	(7,151,310)	—	—	(7,151,310)
Total	$209,137,862	$—	$—	$209,137,862

3. Derivative Instruments and Hedging Activities

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Funds record derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Funds' investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes. For additional information on the derivative instruments in which the Funds were invested during and at the end of the reporting period, refer to the Portfolio of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of June 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Equity Premium Income (JPZ)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$19,585,915

Equity Premium Opportunity (JSN)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$38,581,983

Equity Premium Advantage (JLA)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$16,980,308

Equity Premium and Growth (JPG)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$7,151,310

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2009, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$(9,278,393)	$(19,821,628)	$(9,209,824)	$(3,099,269)

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (continued) (Unaudited)

Change in Net Unrealized Appreciation (Depreciation) of Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$(70,513)	$(5,888,882)	$(4,134,731)	$99,242

4. Fund Shares

On July 30, 2008, the Funds' Board of Trustees approved an open-market share repurchase program under which the Fund may repurchase an aggregate of up to approximately 10% of it's outstanding shares.

Transactions in shares were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/09	Year Ended 12/31/08	Six Months Ended 6/30/09	Year Ended 12/31/08
Shares repurchased	(136,900)	(127,300)	(285,200)	(194,100)
Weighted average price per share repurchased	$9.36	$10.00	$9.39	$9.96
Weighted average discount per share repurchased	18.71%	20.21%	19.22%	20.72%
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/09	Year Ended 12/31/08	Six Months Ended 6/30/09	Year Ended 12/31/08
Shares repurchased	(140,450)	(126,500)	(90,400)	(134,300)
Weighted average price per share repurchased	$9.49	$10.08	$9.19	$10.30
Weighted average discount per share repurchased	20.21%	20.81%	20.34%	22.85%

5. Investment Transactions

Purchases and sales (excluding call options written and short-term investments) during the six months ended June 30, 2009, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Purchases	$42,695,699	$25,112,532	$35,473,115	$12,343,581
Sales	77,192,270	91,490,677	56,898,622	20,039,532

Nuveen Investments

Transactions in call options written during the six months ended June 30, 2009, were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,217	$23,243,839	15,201	$40,820,889
Options written	20,995	83,797,084	56,110	147,065,650
Options terminated in closing purchase transactions	(19,329)	(73,721,982)	(52,405)	(128,359,530)
Options expired	(2,006)	(9,327,145)	(5,119)	(15,471,970)
Outstanding, end of period	4,877	$23,991,796	13,787	$44,055,039
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	7,476	$15,373,901	1,861	$8,176,023
Options written	29,504	59,050,114	7,312	29,260,273
Options terminated in closing purchase transactions	(26,777)	(50,593,588)	(6,689)	(25,374,296)
Options expired	(2,721)	(5,527,345)	(704)	(3,319,940)
Outstanding, end of period	7,482	$18,303,082	1,780	$8,742,060

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At June 30, 2009, the cost of investments (excluding call options written) was as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Cost of Investments	$563,949,362	$947,895,611	$356,360,647	$267,625,816

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at June 30, 2009, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Gross unrealized:
Appreciation	$46,892,713	$101,514,372	$42,422,685	$10,445,634
Depreciation	(116,578,978)	(170,057,473)	(48,390,375)	(61,782,278)
Net unrealized appreciation (depreciation) of investments	$(69,686,265)	$(68,543,101)	$(5,967,690)	$(51,336,644)

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2008, the Funds' last tax year end, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Undistributed net ordinary income *	$—	$—	$—	$—
Undistributed net long-term capital gains	9,162,194	—	—	3,431,689

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (continued) (Unaudited)

The tax character of distributions paid during the Funds' last tax year ended December 31, 2008, was designated for purposes of the dividends paid deduction as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Distributions from net ordinary income *	$15,175,060	$40,991,628	$23,919,169	$6,573,928
Distributions from net long-term capital gains	43,974,543	64,641,062	17,979,679	17,961,421

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The following Funds elected to defer net realized losses from investments incurred from November 1, 2008 through December 31, 2008, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Post-October currency losses	$2,311	$765	$20

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily managed net assets of each Fund as follows:

Average Daily Managed Net Assets (1)	Equity Premium Income (JPZ) Equity Premium Opportunity (JSN) Equity Premium Advantage (JLA) Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For Managed Assets over $2 billion	.6000
Average Daily Managed Net Assets (1)	Equity Premium and Growth (JPG) Fund-Level Fee Rate
For the first $500 million	.6800%
For the next $500 million	.6550
For the next $500 million	.6300
For the next $500 million	.6050
For Managed Assets over $2 billion	.5800

Nuveen Investments

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of June 30, 2009, the complex-level fee rate was .1970%.

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)  The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for the overall strategy and asset allocation decisions. The Adviser has entered into a Sub-Advisory Agreement with Gateway Investment Advisers, L.P. ("Gateway"), under which Gateway manages the investment portfolio of the Fund. Gateway is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed net assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending October 31,			Year Ending October 31,
2004	*	.30%	2009	.30%
2005		.30	2010	.22
2006		.30	2011	.14
2007		.30	2012	.07
2008		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed net assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending January 31,			Year Ending January 31,
2005	*	.30%	2010	.30%
2006		.30	2011	.22
2007		.30	2012	.14
2008		.30	2013	.07
2009		.30

*  From the commencement of operations.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (continued) (Unaudited)

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed net assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending May 31,			Year Ending May 31,
2005	*	.20%	2009	.20%
2006		.20	2010	.20
2007		.20	2011	.10
2008		.20

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

8. Subsequent Events

In May 2009, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 165 (SFAS No. 165) "Subsequent Events." SFAS No. 165 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. SFAS No. 165 is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS No. 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date—that is, whether that date represents the date the financial statements were issued or were available to be issued. SFAS No. 165 is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through August 26, 2009, which is the date the financial statements were issued.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

			Investment Operations			Less Distributions
		Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Tax Return of Capital	Total	Offering Costs		Ending Net Asset Value
Equity Premium Income (JPZ)
Year Ended 12/31:
2009	(b)	$12.75	$.15	$(.06)	0.09	$(.65	)*****	$—	—	$(.65)	$—		$12.19
2008		18.30	.39	(4.41)	(4.02)	(.39)		(1.14)	—	(1.53)	—		12.75
2007		18.59	.44	.98	1.42	(.54)		—	(1.17)	(1.71)	—		18.30
2006		18.48	.43	1.39	1.82	(.43)		—	(1.28)	(1.71)	—	*	18.59
2005		19.28	.42	.48	.90	(.40)		—	(1.30)	(1.70)	—	*	18.48
2004	(c)	19.10	.12	.24	.36	(.15)		—	— *	(.15)	(.03)		19.28
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2009	(b)	12.69	.11	.44	.55	(.67	)*****	—	—	(.67)	—		12.57
2008		18.60	.30	(4.62)	(4.32)	(.62)		(.97)	—	(1.59)	—		12.69
2007		18.36	.36	1.66	2.02	(.35)		—	(1.43)	(1.78)	—		18.60
2006		18.66	.32	1.16	1.48	(.32)		—	(1.46)	(1.78)	—	*	18.36
2005	(d)	19.10	.30	.78	1.08	(.30)		(.15)	(1.05)	(1.50)	(.02)		18.66
Equity Premium Advantage (JLA)
Year Ended 12/31:
2009	(b)	12.47	.07	.88	.95	(.66	)*****	—	—	(.66)	—		12.76
2008		18.57	.17	(4.66)	(4.49)	(.92)		(.69)	—	(1.61)	—		12.47
2007		18.35	.22	1.82	2.04	(.21)		—	(1.61)	(1.82)	—		18.57
2006		18.84	.20	1.13	1.33	(.20)		—	(1.62)	(1.82)	—	*	18.35
2005	(e)	19.10	.10	.60	.70	(.10)		(.13)	(.69)	(.92)	(.04)		18.84
Equity Premium and Growth (JPG)
Year Ended 12/31:
2009	(b)	13.17	.14	(.09)	.05	(.56	)*****	—	—	(.56)	—		12.66
2008		19.31	.36	(5.01)	(4.65)	(.40)		(1.09)	—	(1.49)	—		13.17
2007		19.60	.68	.65	1.33	(.79)		—	(.83)	(1.62)	—	*	19.31
2006		19.04	.46	1.72	2.18	(.49)		(.14)	(.99)	(1.62)	—		19.60
2005	(f)	19.10	.04	(.06)	(.02)	—		—	—	—	(.04)		19.04

Nuveen Investments

					Ratios/Supplemental Data
			Total Returns			Ratios to Average Net Assets Before Credit/Reimbursement				Ratios to Average Net Assets After Credit/Reimbursement***
		Ending Market Value	Based on Market Value**	Based on Net Asset Value**	Ending Net Assets (000)	Expenses		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
Equity Premium Income (JPZ)
Year Ended 12/31:
2009	(b)	$10.73	6.32%	.90%	$468,216	.99	%****	2.22	%****	.69	%****	2.52	%****	9%
2008		10.74	(26.73)	(23.27)	491,706	.97		2.08		.67		2.39		6
2007		16.41	(6.07)	7.80	707,933	.95		2.05		.65		2.35		7
2006		19.22	21.30	10.22	715,680	.96		1.99		.66		2.30		23
2005		17.38	(6.12)	4.88	708,049	.96		1.93		.65		2.25		29
2004	(c)	20.25	1.96	1.68	723,894	1.07	****	3.49	****	.73	****	3.82	****	1
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2009	(b)	$11.02	9.78%	4.57%	830,632	.98	****	1.55	****	.68	****	1.85	****	3
2008		10.68	(26.64)	(24.65)	841,579	.96		1.52		.66		1.82		8
2007		16.34	(3.03)	11.35	1,237,527	.94		1.62		.64		1.93		4
2006		18.62	17.86	8.28	1,214,721	.95		1.41		.65		1.72		8
2005	(d)	17.39	(5.90)	5.65	1,225,535	.95	****	1.40	****	.63	****	1.72	****	16
Equity Premium Advantage (JLA)
Year Ended 12/31:
2009	(b)	$11.06	13.68%	7.85%	329,798	1.01	****	.99	****	.81	****	1.19	****	11
2008		10.34	(29.22)	(25.63)	323,971	.99		.88		.79		1.08		12
2007		16.45	(5.15)	11.50	484,998	.98		.99		.78		1.19		3
2006		19.20	20.52	7.35	474,781	.99		.85		.78		1.06		26
2005	(e)	17.56	(7.87)	3.43	482,979	1.01	****	.71	****	.78	****	.93	****	9
Equity Premium and Growth (JPG)
Year Ended 12/31:
2009	(b)	$11.45	11.99%	.55%	206,557	.98	****	2.28	****	.98	****	2.28	****	6
2008		10.77	(30.09)	(25.38)	216,044	.96		2.13		.95		2.14		12
2007		17.13	(3.55)	6.86	319,300	.95		3.40		.95		3.40		26
2006		19.38	22.68	11.90	323,569	.96		2.34		.93		2.37		37
2005	(f)	17.25	(13.75)	(.31)	314,202	1.11	****	2.08	****	1.11	****	2.08	****	—

*  Rounds to less than $.01 per share.

**  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

****  Annualized.

*****  Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2009.

(a)  Per share Net Investment Income is calculated using the average daily shares method.

(b)  For the six months ended June 30, 2009.

(c)  For the period October 26, 2004 (commencement of operations) through December 31, 2004.

(d)  For the period January 26, 2005 (commencement of operations) through December 31, 2005.

(e)  For the period May 25, 2005 (commencement of operations) through December 31, 2005.

(f)  For the period November 22, 2005 (commencement of operations) through December 31, 2005.

See accompanying notes to financial statements.

Nuveen Investments

Annual Investment Management
Agreement Approval Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser (including sub-advisers) will continue in effect from year to year only if its continuance is approved at least annually by the fund's board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or "interested persons" of any parties (the "Independent Board Members"), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund's board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 27-29, 2009 (the "May Meeting"), the Boards of Trustees (each, a "Board" and each Trustee, a "Board Member") of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory and sub-advisory agreements for the Funds for an additional one-year period. These agreements include the investment advisory agreements between Nuveen Asset Management ("NAM") and each Fund and the sub-advisory agreements between NAM and Gateway Investment Advisers, LLC (the "Sub-Adviser"). In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2009 (the "April Meeting"). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the applicable advisory agreements (each an "Investment Management Agreement") and sub-advisory agreements (each a "Sub-advisory Agreement," and each Investment Management Agreement and Sub-advisory Agreement, an "Advisory Agreement"), the Independent Board Members reviewed a broad range of information relating to the Funds, NAM and the Sub-Adviser (NAM and the Sub-Adviser are each a "Fund Adviser"), including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable) of the Funds, the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries other than Winslow Capital Management, Inc. ("Winslow Capital"), which was recently acquired in December 2008), and other information regarding the organization, personnel, and services provided by the respective Fund Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent

Nuveen Investments

Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Fund Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund's Advisory Agreements. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser's services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In reviewing the services provided and the initiatives undertaken during the past year, the Independent Board Members recognized the severe market turmoil experienced in the capital markets during recent periods, including sustained periods of high volatility, credit disruption and government intervention. The Independent Board Members considered the Fund Adviser's efforts, expertise and other actions taken to address matters as they arose that impacted the Funds. The Independent Board Members recognized the role of the Investment Services group which, among other things, monitors the various positions throughout the Nuveen fund complex to identify and address any systematic risks. In addition, the Capital Markets Committee of NAM provides a multi-departmental venue for developing new policies to mitigate any risks. The Independent Board Members further recognized NAM's continuous review of the Nuveen funds' investment strategies and mandates in seeking to continue to refine and improve the investment process for the funds, particularly in light of market conditions. With respect to closed-end funds that issued auction rate preferred shares ("ARPs") or that otherwise utilize leverage, the Independent Board Members noted, in particular, NAM's efforts in refinancing the preferred shares of such funds frozen by the collapse of the auction rate market and managing leverage during a period of rapid market declines, particularly for the non-equity funds. Such efforts included negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs, liquidating portfolio securities during difficult times to meet

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

leverage ratios, and seeking alternative forms of debt and other leverage that may over time reduce financing costs associated with ARPs and enable the funds that have issued ARPs to restore liquidity to ARPs holders. The Independent Board Members also noted Nuveen's continued commitment and efforts to keep investors and financial advisers informed as to its progress with the ARPs through, among other things, conference calls, emails, press releases, information posted on its website, and telephone calls and in-person meetings with financial advisers. In addition to the foregoing, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining websites; and providing educational seminars.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Fund Adviser's investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Fund Adviser's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members considered NAM's compliance program, including the report of the chief compliance officer regarding the Funds' compliance policies and procedures.

The Independent Board Members also considered NAM's oversight of the performance, business activities and compliance of the Sub-Adviser. In that regard, the Independent Board Members reviewed an evaluation of the Sub-Adviser from NAM. The evaluation also included information relating to the Sub-Adviser's organization, operations, personnel, assets under management, investment philosophy, strategies and techniques in managing the Funds, developments affecting the Sub-Adviser, and an analysis of the Sub-Adviser. As described in further detail below, the Board considered the performance of the Funds. The Board also recognized that the Sub-advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds. As part of their oversight, the Independent Board Members also continued their program of seeking to visit each sub-adviser to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Independent Board Members noted that NAM recommended the renewal of the applicable Sub-advisory Agreements

Nuveen Investments

and considered the basis for such recommendations and any qualifications in connection therewith.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Funds under the respective Investment Management Agreement or Sub-advisory Agreement, as applicable, were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers

The Board considered the investment performance of each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "Performance Peer Group") based on data provided by an independent provider of mutual fund data as well as recognized and/or customized benchmarks. The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group and recognized and/or customized benchmarks for the quarter-, one- and three-year periods ending December 31, 2008 and for the same periods ending March 31, 2009. The Independent Board Members also reviewed performance information of the Nuveen funds managed by the Sub-Adviser in the aggregate ranked by peer group and the performance of such funds, in the aggregate, relative to their benchmark. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In comparing a fund's performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund's investment objectives and strategies thereby hindering a meaningful comparison of the fund's performance with that of the Performance Peer Group. The Independent Board Members further considered the performance of the Funds in the context of the volatile market conditions during the past year, and their impact on various asset classes and the portfolio management of the Funds.

Based on their review and factoring in the severity of market turmoil in 2008, the Independent Board Members determined that each Fund's investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's gross management fees, net management fees and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the fee and expenses of a comparable universe of unaffiliated funds based on data provided by an independent fund data provider (the "Peer Universe") and in certain cases, to a more focused subset of funds in the Peer Universe (the "Peer Group").

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

The Independent Board Members further reviewed data regarding the construction of the applicable Peer Universe and Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the asset level of a fund relative to peers, the size and particular composition of the Peer Universe or Peer Group, the investment objectives of the peers, expense anomalies, changes in the funds comprising the Peer Universe or Peer Group from year to year, levels of reimbursement and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the use and type of leverage compared to the peers. In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999).

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such clients include separately managed accounts (both retail and institutional accounts) and funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Adviser, the Independent Board Members also considered the pricing schedule or fees that the Sub-Adviser charges for similar investment management services for other fund sponsors or clients (such as retail and/or institutional managed accounts) as applicable. The Independent Board Members noted that such fees were the result of arm's-length negotiations.

Nuveen Investments

3. Profitability of Fund Advisers

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers other than Winslow Capital) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2008. In addition, the Independent Board Members reviewed information regarding the financial results of Nuveen for 2008 based on its Form 8-K filed on March 31, 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business.

Based on their review, the Independent Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided. The Independent Board Members also considered the Sub-Adviser's revenues, expenses and profitability margins (pre- and post-tax). Based on their review, the Independent Board Members were satisfied that the Sub-Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. In this regard, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio. While economies of scale result when costs can be spread over a larger asset base, the Independent Board Members also recognized that the asset levels generally declined in 2008 due to, among other things, the market downturn. Accordingly, for funds with a reduction in assets under management, advisory fee levels may have increased as breakpoints in the fee schedule were no longer surpassed.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex generally are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Generally, the complex-wide pricing reduces Nuveen's revenue because total complex fund assets have consistently grown in prior years. As noted, however, total fund assets declined in 2008 resulting in a smaller downward adjustment of revenues due to complex-wide pricing compared to the prior year.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement (as applicable) were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

Nuveen Investments

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered revenues received by affiliates of NAM for serving as agent at Nuveen's trading desk.

In addition to the above, the Independent Board Members considered whether the Fund Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. With respect to NAM, the Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions. With respect to the Sub-Adviser, the Board considered that while the Sub-Adviser may select brokers that provide it with research services, it is the Sub-Adviser's current practice not to receive soft dollar credits in connection with trades executed for the Funds.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Investment Management Agreements and Sub-advisory Agreements are fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the Investment Management Agreements and the Sub-advisory Agreements be renewed.

Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on

Nuveen Investments

open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Current Distribution Rate (also known as Market Yield, Dividend Yield or Current Yield): Current distribution rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Net Asset Value (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Nuveen Investments

Other Useful Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Repurchased
JPZ	136,900
JSN	285,200
JLA	140,450
JPG	90,400

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed approximately $128 billion of assets on June 30, 2009.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

•  Share prices

•  Fund details

•  Daily financial news

•  Investor education

•  Interactive planning tools

ESA-D-0609D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

		(b)	(c)	(d)*
	(a)	AVERAGE	TOTAL NUMBER OF SHARES	MAXIMUM NUMBER (OR
	TOTAL NUMBER OF	PRICE	(OR UNITS) PURCHASED AS	APPROXIMATE DOLLAR VALUE) OF
	SHARES (OR	PAID PER	PART OF PUBLICLY	SHARES (OR UNITS) THAT MAY YET
	UNITS)	SHARE (OR	ANNOUNCED PLANS OR	BE PURCHASED UNDER THE PLANS OR
Period*	PURCHASED	UNIT)	PROGRAMS	PROGRAMS
JANUARY 1-31, 2009	0		0	3,742,700

FEBRUARY 1-28, 2009	50,900	9.34	50,900	3,691,800

MARCH 1-31, 2009	39,000	8.24	39,000	3,652,800

APRIL 1-30, 2009	0		0	3,652,800

MAY 1-31, 2009	27,700	10.22	27,700	3,625,100

JUNE 1-30, 2009	19,300	10.47	19,300	3,605,800

TOTAL	136,900

* The registrant’s repurchase program, which authorized the repurchase of 3,870,000 shares, was announced August 7, 2008.  Any repurchases made by the registrant pursuant to the program were made through open-market transactions.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: September 8, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 8, 2009

* Print the name and title of each signing officer under his or her signature.